--------------------------------------------------------------------------------
Dear Shareholder:

     We are pleased to provide you with this Annual Report for the Merrill Lynch Funds For Institutions Series.

Merrill Lynch Premier Institutional Fund

     For the year ended April 30, 2002, the Fund's net yield was 2.96%. The Fund's seven-day net annualized yield as of April 30, 2002 was 1.90%. The average portfolio maturity for Master Premier Institutional Fund at April 30, 2002 was 52 days, compared to 71 days at April 30, 2001.

     During the six-month period ended April 30, 2002, Master Premier Institutional Fund maintained an average life ranging from a low of 43 days to a high of 71 days. Although the US economy showed some signs that it may have pulled out of its brief slump, the Federal Reserve Board was hesitant to raise interest rates.

     Economic activity experienced a considerable setback after the tragic events of September 11, 2001. The initial shocks caused a drop in equity prices, a pullback in consumer confidence and triggered job cuts in many industries. The quick response by the Federal Reserve Board to aggressively lower the Federal Funds rate reassured investors and led to the restoration of consumer confidence. Since we believed that these events could only be detrimental to an economy that was already weakening significantly, we sought to maintain our average life at the longer end of the allowable range. This was accomplished mainly by buying 12-month -- 18-month agency bullets, which provided comparable yields to corporate securities with less credit risk. As we approached year-end, we anticipated that the Federal Reserve Board would complete its easing cycle and that the yield curve was vulnerable to steepening. At that time, we increased our investment in floating rate notes and limited our investment out of the curve, shortening our average life to 65 days at year-end.

     Looking ahead, we believe that the US economy is growing, although the prospects for above trend growth are tenuous at best. We expect a variety of deflationary forces will allow the Federal Reserve Board to remain on the sidelines and wait for the economy to show signs that growth is sustainable before it begins raising rates.

Merrill Lynch Institutional Fund

     For the year ended April 30, 2002, the Fund's net yield was 2.85%. The Fund's seven-day net annualized yield as of April 30, 2002 was 1.84%. The average portfolio maturity for Master Institutional Fund at April 30, 2002 was 53 days, unchanged from 53 days at April 30, 2001.

     During the six-month period ended April 30, 2002, Master Institutional Fund maintained an average life ranging from a low of 44 days to a high of 58 days. The Federal Reserve Board took aggressive steps in response to a faltering economy, lowering overnight interest rates by 200 basis points (2.00%).

     Economic activity experienced a considerable setback after the tragic events of September 11, 2001. The initial shocks caused a drop in equity prices, a pullback in consumer confidence and triggered job cuts in many industries. The quick response by the Federal Reserve Board to aggressively lower the Federal Funds rate reassured investors and led to the restoration of consumer confidence. Since we believed that these events could only be detrimental to an economy that was already weakening significantly, we sought to maintain our average life at the longer end of the allowable range. This was accomplished mainly by buying 12-month -- 18-month agency bullets, which provided comparable yields to corporate securities with less credit risk. As we approached year-end, we anticipated that the Federal Reserve Board would complete its easing cycle and that the yield curve was vulnerable to steepening. At that time, we increased our investment in floating rate notes and limited our investment out of the curve, shortening our average life to 57 days at year-end.

     Looking ahead, we believe that the US economy is growing, although the prospects for above trend growth are tenuous at best. We expect a variety of deflationary forces will allow the Federal Reserve Board to remain on the sidelines and wait for the economy to show signs that growth is sustainable before it begins raising interest rates.

Merrill Lynch Government Fund

     For the year ended April 30, 2002, the Fund's net yield was 2.77%. The Fund's seven-day net annualized yield as of April 30, 2002 was 1.78%. The average portfolio maturity for Merrill Lynch Government Fund at April 30, 2002 was 58 days, unchanged from 58 days at April 30, 2001.

     For the six-month period ended April 30, 2002, the Fund operated toward the upper end of our allowable average life range as lower interest rates reflected reduced corporate earnings and rising unemployment. Initially, our investment strategy was to utilize a barbell investment strategy that emphasized 18-month -- 24-month agency bullets for yield and price appreciation, while holding a greater portion in floating rate products and overnight repurchase agreements for liquidity. After year-end, against the backdrop of low interest rates, mixed economic data tempered our view, as we feared that the Federal Reserve Board's easing cycle was soon coming to an end. Treasury supply, particularly in the front end, exploded to record amounts, keeping the yield curve steep. Consequently, quality spreads compressed, which allowed us to hold Treasury bills for liquidity without any measurable concession in the yield.

     During the first quarter of 2002, interest rates rose dramatically as unemployment seemed to have peaked and energy prices began to soar. While anecdotal evidence did not support the view that an interest rate increase was imminent, we utilized this opportunity to increase the Fund's duration, emphasizing longer-dated agencies. Additionally, we felt that as long as the Treasury ran in a deficit position, the additional drain on reserves would preclude the Federal Reserve Board from raising interest rates until late in 2002. Currently, we are comfortable maintaining the Fund's average life near the 60-day range.

Merrill Lynch Treasury Fund

     For the 12 months ended April 30, 2002, the Fund's net yield was 2.57%. The Fund's seven-day net annualized yield as of April 30, 2002 was 1.64%. The average portfolio maturity for Merrill Lynch Treasury Fund at April 30, 2002 was 58 days compared to 57 days at April 30, 2001.

     During the six-month period ended April 30, 2002, Merrill Lynch Treasury Fund adopted a more conservative stance toward its average life as short-term Treasury issuance increased to near record levels. Funding the initiatives of the Bush Administration and lower tax receipts increased Treasury bill outstandings to the highest levels in more than a decade. Two-year Treasury note issuance also reached record amounts as monthly auctions totaled $25 billion, keeping the yield curve steep.

     As we began the period, we endeavored to maintain a conservative profile by holding a combination of four-week Treasury bills and, on occasion, six-month -- 12-month securities for additional yield. While four-week

Treasury bill issuance was increased to accommodate year-end needs, the Fund experienced record inflows, anticipating a rapid exit in early January 2002. This prompted us to hold an inordinate amount of front-end securities, which limited our ability to take advantage of trading opportunities. We continued our stance throughout February, as the Bush Administration seemed willing to run the Treasury balance into a deficit, which translated into more front-end funding. During March, a surprising rise in the economy prompted fears that unemployment had peaked and, coupled with higher energy costs, would cause the Federal Reserve Board to imminently reverse its monetary easing policy. A market sell-off ensued that proved premature. We believed that as long as corporate profits remained anemic, any economic expansion would be tenuous, allowing the Federal Reserve Board to stay on the sidelines.

     Currently, we are comfortable maintaining the Fund's average life toward the 60-day limit. In addition to keeping a majority of our assets in four-week Treasury bills, our sector of choice has been the six-month -- 12-month range as any prospects of change in Federal Reserve Board policy has been delayed until later this year.

Merrill Lynch Institutional Tax-Exempt Fund

     For the year ended April 30, 2002, the Fund's net yield was 1.99%. The Fund's seven-day net annualized yield as of April 30, 2002 was 1.57%. The average portfolio maturity for Master Institutional Tax-Exempt Fund at April 30, 2002 was 32 days compared to 26 days at April 30, 2001.

     During the six-month period ended April 30, 2002, we continued to employ a conservative investment strategy in managing the Fund during the six-month period ended April 30, 2002. With the Federal Reserve Board pursuing an ambitious monetary easing policy, as the Federal Funds rate was lowered to a historical low of 1.75%, yields on one-year municipal notes also reached historical lows in the 1.40% range and became expensive on a relative value basis. Municipal note issuance, which is typically light during the period, actually declined approximately 15% compared to the same six-month period last year and contributed to the historical low yields on one-year municipal notes. It proved to be a difficult investment strategy to pursue one-year municipal notes given the historical low yield levels, with the anticipation that short-term interest rates had bottomed. With the lack of attractive yield opportunities on one-year municipal notes, we continued to focus on variable rate demand note securities (VRDNs) and tax-exempt commercial paper (TECP) as primary investment alternatives. This concentration on VRDNs and TECP limited our ability to extend the Fund's average life that fluctuated in the 35-day range for the duration of the period. As a result of a vigilant Federal Reserve Board during the last year, economic statistics in 2002 began to improve, leading investors to factor in the possibility that short-term interest rates would be increased. The Federal Reserve Board contributed to investors' speculation when on March 19, 2002 it changed its bias to neutral, allowing one-year municipal notes to increase to the 2% range.

     Over the course of a difficult year, we managed to maintain an attractive tax-exempt yield. In addition, we continued to meet the liquidity needs of the shareholders, while maintaining high credit quality standards. Going forward, we are anticipating another difficult period as economic conditions improve and the Federal Funds rate begins at a historical low. With the Federal Reserve Board changing its bias to neutral, we will continue to monitor the economic environment and adjust our investment strategy accordingly. As the seasonal tax period ends, we expect that the various municipalities will address reported budget shortfalls with an increased amount of municipal issuance. We will look to take advantage of the various yield opportunities that occur as a result of this increased issuance that could extend the Fund's average life. Finally, we continue to monitor credit quality as the various municipalities begin to address their annual budgeting needs.

     We thank you for your investment in Merrill Lynch Funds For Institutions Series, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/Terry K. Glenn                           /s/P. Michael Walsh

Terry K. Glenn                              P. Michael Walsh
President and Trustee                       Vice President and Portfolio Manager
Merrill Lynch Funds For Institutions        Merrill Lynch Premier Institutional
  Series                                      Fund
                                            Merrill Lynch Institutional Fund


/s/ Kevin A. Schiatta                       /s/ John Ng
Kevin A. Schiatta                           John Ng
Vice President and Portfolio Manager        Vice President and Portfolio Manager
Merrill Lynch Institutional Tax-Exempt      Merrill Lynch Government Fund
  Fund                                      Merrill Lynch Treasury Fund


June 7, 2002

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 2002
--------------------------------------------------------------------------------

Assets:
Investments in the Master Premier Institutional Fund, at value (identified cost
   $46,375,849,683) (Note 1a) ............................................................    $46,401,653,576
Prepaid expense ..........................................................................             50,788
                                                                                              ---------------
   Total assets ..........................................................................     46,401,704,364
                                                                                              ---------------
Liabilities:
Administration fee payable (Note 2) ......................................................          4,003,931
Dividends payable ........................................................................         26,084,294
Accrued expenses .........................................................................          3,426,135
                                                                                              ---------------
   Total liabilities .....................................................................         33,514,360
                                                                                              ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 46,342,386,111 shares of beneficial interest outstanding) ...............................    $46,368,190,004
                                                                                              ===============
Net Assets Consist of:
Paid-in capital ..........................................................................    $46,342,386,111
Unrealized appreciation ..................................................................         25,803,893
                                                                                              ---------------
Total ....................................................................................    $46,368,190,004
                                                                                              ===============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Year Ended April 30, 2002
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned .............................................................      $  900,304,926
Interest and discount allocated from the Master Premier Institutional Fund ...............         274,959,924
Expenses allocated from Master Premier Institutional Fund ................................          (6,781,431)
                                                                                                --------------
   Total investment income ...............................................................       1,168,483,419
                                                                                                --------------
Expenses:
Investment advisory fee (Note 2) .........................................................          39,497,651
Administration fee (Note 2) ..............................................................          13,044,962
Registration fees ........................................................................           6,371,256
Accounting and custodian services ........................................................             956,785
Dividend and transfer agency fees ........................................................             303,963
Legal and audit fees .....................................................................             212,922
Trustees' fees (Note 5) ..................................................................             196,243
Insurance ................................................................................             171,492
Printing and shareholder reports .........................................................             117,220
Miscellaneous ............................................................................              63,616
                                                                                                --------------
   Total expense .........................................................................          60,936,110
                                                                                                --------------
   Net investment income .................................................................       1,107,547,309

Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .............................    $3,241,494
Net realized gain from investment transactions allocated from Master Premier
 Institutional Fund ........................................................       524,966
Net unrealized appreciation of investments .................................       747,627
                                                                                ----------
    Net realized and unrealized gain on investments ......................................           4,514,087
                                                                                                --------------
Net Increase in Net Assets Resulting From Operations .....................................      $1,112,061,396
                                                                                                ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           Year Ended April 30,
                                                                 -----------------------------------------
                                                                        2002                  2001
----------------------------------------------------------------------------------------------------------
Increase in Net Assets:

Operations:
Net investment income ........................................    $ 1,107,547,309      $ 1,094,637,031
Net realized gain from investment transactions ...............          3,766,460            1,722,470
Net unrealized appreciation of investments ...................            747,627           34,870,999
                                                                  ---------------      ---------------
Net increase in net assets resulting from operations .........      1,112,061,396        1,131,230,500
Total declared as dividends to shareholders (Note 4) .........     (1,111,313,769)      (1,096,359,501)
Capital share transactions (Note 3) ..........................     18,705,896,695       13,101,816,179
                                                                  ---------------      ---------------
Net increase in net assets ...................................     18,706,644,322       13,136,687,178

Net Assets:
Beginning of year ............................................     27,661,545,682       14,524,858,504
                                                                  ---------------      ---------------
End of year ..................................................    $46,368,190,004      $27,661,545,682
                                                                  ===============      ===============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Financial Highlights

                                                                               Year Ended April 30,
                                                  ------------------------------------------------------------------------------
                                                          2002            2001            2000            1999           1998
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ............     $     1.00      $     1.00      $     1.00      $     1.00      $    1.00
Income from Investment Operations:
 Net investment income ........................           .030            .061            .054            .052           .055
Less Distributions:
 Dividends from net investment income .........          (.030)          (.061)          (.054)          (.052)         (.055)
                                                    -----------     -----------     -----------     -----------     ----------
Net Asset Value, end of year ..................     $     1.00      $     1.00      $     1.00      $     1.00      $    1.00
                                                    ===========     ===========     ===========     ===========     ==========
Total Return ..................................           3.00%           6.32%           5.51%           5.32%          5.69%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ................    $46,368,190     $27,661,546     $14,524,859     $10,627,883     $6,644,523
 Ratio of expenses to average net assets ......            .17%            .18%            .18%            .18%           .18%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets .......................           2.82%           6.25%           5.40%           5.13%          5.55%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
April 30, 2002
--------------------------------------------------------------------------------

Assets:
Investments in the Master Institutional Fund, at value (identified cost
 $12,834,039,625) (Note 1a) .........................................................    $12,840,285,417
Prepaid expense .....................................................................             15,823
                                                                                         ---------------
   Total assets .....................................................................     12,840,301,240
                                                                                         ---------------
Liabilities:
Administration fee payable (Note 2) .................................................          1,801,672
Dividends payable ...................................................................          2,960,151
Accrued expenses ....................................................................            625,784
                                                                                         ---------------
   Total liabilities ................................................................          5,387,607
                                                                                         ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 12,828,667,841 shares of beneficial interest outstanding) ..........................    $12,834,913,633
                                                                                         ===============
Net Assets Consist of:
Paid-in capital .....................................................................    $12,828,667,841
Unrealized appreciation .............................................................          6,245,792
                                                                                         ---------------
Total ...............................................................................    $12,834,913,633
                                                                                         ===============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Year Ended April 30, 2002
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ...................................................    $279,537,601
Interest and discount allocated from the Master Institutional Fund .............      78,170,238
Expenses allocated from Master Institutional Fund ..............................      (1,968,721)
                                                                                    ------------
   Total investment income .....................................................    $355,739,118
Expenses:
Investment advisory fee (Note 2) ................................  $  26,399,685
Administration fee (Note 2) .....................................      5,677,677
Registration fees ...............................................      1,548,961
Dividend and transfer agency fees ...............................      1,475,984
Accounting and custodian services ...............................        342,680
Legal and audit fees ............................................        102,244
Insurance .......................................................         63,183
Trustees' fees (Note 5) .........................................         61,225
Printing and shareholder reports ................................         51,115
Miscellaneous ...................................................         56,066
                                                                   -------------
   Total expense ................................................     35,778,820
Waived investment advisory fee (Note 2) .........................    (10,316,844)     25,461,976
                                                                   -------------    ------------
   Net investment income .......................................................     330,277,142

Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions ..................        765,292
Net realized gain from investment transactions allocated from
 Master Institutional Fund ......................................        104,887
Net unrealized appreciation of investments ......................      2,093,888
                                                                   -------------
   Net realized and unrealized gain on investments .............................       2,964,067
                                                                                    ------------
Net Increase in Net Assets Resulting From Operations ...........................    $333,241,209
                                                                                    ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                           Year Ended April 30,
                                                                 -----------------------------------------
                                                                         2002                  2001
----------------------------------------------------------------------------------------------------------
Increase in Net Assets:

Operations:
Net investment income ........................................     $   330,277,142       $   551,846,101
Net realized gain from investment transactions ...............             870,179               416,324
Net unrealized appreciation of investments ...................           2,093,888            10,425,884
                                                                   ---------------       ---------------
Net increase in net assets resulting from operations .........         333,241,209           562,688,309
Total declared as dividends to shareholders (Note 4) .........        (331,147,321)         (552,262,425)
Capital share transactions (Note 3) ..........................       2,017,029,823         2,725,096,050
                                                                   ---------------       ---------------
Net increase in net assets ...................................       2,019,123,711         2,735,521,934

Net Assets:
Beginning of year ............................................      10,815,789,922         8,080,267,988
                                                                   ---------------       ---------------
End of year ..................................................     $12,834,913,633       $10,815,789,922
                                                                   ===============       ===============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Financial Highlights

                                                                             Year Ended April 30,
                                                 ----------------------------------------------------------------------------
                                                          2002            2001           2000           1999           1998
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ...........     $      1.00      $     1.00      $    1.00      $    1.00      $    1.00
Income from Investment Operations:
 Net investment income .......................            .029            .061           .053           .051           .054
Less Distributions:
 Dividends from net investment income ........           (.029)          (.061)         (.053)         (.051)         (.054)
                                                   -----------     -----------     ----------     ----------     ----------
Net Asset Value, end of year .................     $      1.00     $      1.00     $     1.00     $     1.00     $     1.00
                                                   ===========     ===========     ==========     ==========     ==========
Total Return .................................            2.89%           6.25%          5.45%          5.25%          5.57%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ...............     $12,834,914     $10,815,790     $8,080,268     $8,060,111     $7,372,425
 Ratio of expenses to average net assets
  (before waiver) ............................             .32%            .37%           .37%           .37%           .38%
 Ratio of expenses to average net assets
  (after waiver) .............................             .23%            .24%           .24%           .24%           .25%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) ......            2.73%           6.01%          5.14%          4.98%          5.34%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) .......            2.82%           6.14%          5.27%          5.11%          5.47%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
April 30, 2002
--------------------------------------------------------------------------------

                                                        Interest    Maturity         Value
Face Amount                                               Rate*       Date         (Note 1a)
-----------                                            ----------  ----------   --------------
U.S. Government Agency Issues -- 22.9%
$ 25,000,000   Federal Farm Credit Banks ..............   2.60%     05/01/03      $24,968,750
  25,000,000   Federal Farm Credit Banks ..............   4.25      07/01/03       25,382,813
  15,000,000   Federal Farm Credit Banks ..............   3.55      03/11/04       14,990,625
  10,000,000   Federal Home Loan Banks ................   6.75      08/15/02       10,134,319
  25,000,000   Federal Home Loan Banks ................   5.13      01/13/03       25,475,322
  75,000,000   Federal Home Loan Banks ................   2.25      01/29/03       74,901,593
  25,000,000   Federal Home Loan Banks ................   5.00      02/28/03       25,499,550
  10,000,000   Federal Home Loan Banks ................   3.60      03/18/04        9,996,875
  10,000,000   Federal Home Loan Mortgage Corp. .......   6.63      08/15/02       10,130,620
  10,000,000   Federal Home Loan Mortgage Corp. .......   3.25      10/10/03       10,040,860
  35,000,000   Federal Home Loan Mortgage Corp. .......   3.70      01/16/04       35,107,061
  12,000,000   Federal Home Loan Mortgage Corp. .......   3.25      01/30/04       11,983,751
  30,000,000   Federal Home Loan Mortgage Corp. .......   3.40      02/20/04       30,018,837
  50,000,000   Federal National Mortgage Assoc. .......   6.25      11/15/02       51,088,644
  41,000,000   Federal National Mortgage Assoc. .......   5.25      01/15/03       41,821,964
  30,000,000   Federal National Mortgage Assoc. .......   5.00      02/14/03       30,585,567
  20,000,000   Federal National Mortgage Assoc. .......   3.63      01/02/04       20,075,000
  31,500,000   Student Loan Marketing Assoc. ..........   2.70      04/25/03       31,531,970
  10,000,000   Federal Farm Credit Banks D/N ..........   3.96      05/14/02        9,985,700
  43,000,000   Federal Farm Credit Banks D/N ..........   1.88      07/08/02       42,860,289
  40,000,000   Federal Farm Credit Banks D/N ..........   1.88      07/09/02       39,868,000
  50,000,000   Federal Home Loan Banks D/N ............   2.01      11/29/02       49,425,005
  20,000,000   Federal Home Loan Banks D/N ............   2.14      01/31/03       19,674,000
   5,823,000   Federal Home Loan Mortgage Corp. D/N ...   3.89      05/01/02        5,823,000
  37,455,000   Federal Home Loan Mortgage Corp. D/N ...   1.72      05/07/02       37,444,263
  20,000,000   Federal Home Loan Mortgage Corp. D/N ...   3.81      06/03/02       19,930,150
  79,451,000   Federal Home Loan Mortgage Corp. D/N ...   1.87      06/27/02       79,215,759
 100,000,000   Federal Home Loan Mortgage Corp. D/N ...   1.87      07/03/02       99,698,990
  13,910,000   Federal Home Loan Mortgage Corp. D/N ...   1.98      09/12/02       13,816,802

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                         Interest   Maturity           Value
Face Amount                                               Rate*       Date           (Note 1a)
--------------------------------------------------------------------------------------------------
U.S. Government Agency Issues (continued)
$   50,000,000   Federal Home Loan Mortgage Corp. D/N ... 2.06%      10/10/02      $   49,570,000
    12,921,000   Federal Home Loan Mortgage Corp. D/N ... 2.15       01/30/03          12,711,680
     3,800,000   Federal National Mortgage Assoc. D/N ... 3.98       05/03/02           3,799,160
    25,000,000   Federal National Mortgage Assoc. D/N ... 1.98       09/03/02          24,845,000
    47,228,000   Federal National Mortgage Assoc. D/N ... 1.94       09/04/02          46,930,463
    14,000,000   Federal National Mortgage Assoc. D/N ... 1.98       09/11/02          13,906,898
    25,000,000   Federal National Mortgage Assoc. D/N ... 2.15       01/24/03          24,602,500
    16,550,000   Student Loan Marketing Assoc. D/N ...... 3.59       07/15/02          16,490,420
--------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Issues
                 (Cost $1,092,001,450) ..................                           1,094,332,200
--------------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- Variable Rate -- 28.0%
   100,000,000   Federal Farm Credit Banks .............. 1.84       07/10/03         100,005,190
    37,500,000   Federal Home Loan Banks ................ 1.74       08/20/02          37,498,295
   100,000,000   Federal Home Loan Banks ................ 1.73       12/12/02          99,975,848
    37,500,000   Federal Home Loan Banks ................ 1.74       02/20/03          37,491,047
    75,000,000   Federal Home Loan Banks ................ 1.74       03/06/03          74,967,050
    50,000,000   Federal Home Loan Banks ................ 1.78       03/14/03          49,984,184
    64,000,000   Federal Home Loan Banks ................ 1.76       04/30/03          63,987,450
   100,000,000   Federal Home Loan Banks ................ 1.73       09/15/03          99,938,211
   150,000,000   Federal National Mortgage Assoc. ....... 1.71       07/23/02         149,996,647
   100,000,000   Federal National Mortgage Assoc. ....... 1.80       12/06/02          99,981,013
    50,000,000   Federal National Mortgage Assoc. ....... 1.82       12/18/02          49,992,349
    75,000,000   Federal National Mortgage Assoc. ....... 1.73       12/23/02          74,977,638
    50,000,000   Federal National Mortgage Assoc. ....... 1.78       02/03/03          50,000,000
    50,000,000   Federal National Mortgage Assoc. ....... 1.83       02/19/03          49,986,925
    25,000,000   Federal National Mortgage Assoc. ....... 1.71       02/20/03          24,994,049
   150,000,000   Federal National Mortgage Assoc. ....... 1.82       02/26/03         149,936,085
    27,000,000   Federal National Mortgage Assoc. ....... 1.68       08/01/03          26,973,026
   100,000,000   Student Loan Marketing Assoc. .......... 2.24       12/06/02          99,988,287
--------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency
                 Issues -- Variable Rate
                 (Cost $1,340,618,707) ..................                           1,340,673,294
--------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
April 30, 2002
-------------------------------------------------------------------------------

                                                       Interest   Maturity          Value
Face Amount                                             Rate*       Date          (Note 1a)
--------------------------------------------------------------------------------------------------
Repurchase Agreements** -- 47.5%
$225,000,000   Barclays Capital Inc.,
                  purchased on 04/30/02 ................ 1.93%      05/01/02      $  225,000,000
 370,000,000   Credit Suisse First Boston Corp.,
                  purchased on 04/30/02 ................ 1.92       05/01/02         370,000,000
 225,000,000   Deutsche Bank Securites Inc.,
                  purchased on 04/30/02 ................ 1.92       05/01/02         225,000,000
 200,000,000   Greenwich Capital Markets Inc.,
                  purchased on 04/30/02 ................ 1.92       05/01/02         200,000,000
 235,000,000   Goldman Sachs & Company,
                  purchased on 04/30/02 ................ 1.93       05/01/02         235,000,000
 360,000,000   J.P. Morgan Securities Inc.,
                  purchased on 04/30/02 ................ 1.92       05/01/02         360,000,000
 225,000,000   HSBC Securities (USA) Inc.,
                  purchased on 04/30/02 ................ 1.93       05/01/02         225,000,000
  80,607,000   State Street Bank and Trust Co.,
                  purchased on 04/30/02 ................ 1.83       05/01/02          80,607,000
 350,000,000   UBS Warburg LLC.,
                  purchased on 04/30/02 ................ 1.92       05/01/02         350,000,000
--------------------------------------------------------------------------------------------------
               Total Repurchase Agreements
               (Cost $2,270,607,000) ................                              2,270,607,000
--------------------------------------------------------------------------------------------------
               Total Investments -- 98.4%
               (Cost $ 4,703,227,157) ...............                              4,705,612,494
--------------------------------------------------------------------------------------------------
               Other Assets Less Liabitities -- 1.6%                                  75,370,418
--------------------------------------------------------------------------------------------------
               Net Assets -- Equivalent to $1.00
               Per Share on 4,778,597,575
               Shares of Beneficial Interest
               Outstanding -- 100.0% ................                             $4,780,982,912
==================================================================================================

  Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2002, net unrealized appreciation amounted to $2,385,337 and is comprised of $2,514,527 of appreciation and $129,190 in depreciation.

* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Some U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2002. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

  D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
April 30, 2002
--------------------------------------------------------------------------------

Assets:
Investments in securities subject to repurchase agreements ........................    $2,270,607,000
Investments in other marketable securities ........................................     2,435,005,494
                                                                                       --------------
   Total investments at value (identified cost $4,703,227,157) (Note 1a) ............................      $4,705,612,494
Cash ................................................................................................           4,313,248
Receivable for investments sold .....................................................................          89,920,200
Interest receivable .................................................................................           7,725,172
Prepaid expense .....................................................................................               4,986
                                                                                                           --------------
   Total assets .....................................................................................       4,807,576,100
                                                                                                           --------------
Liabilities:
Advisory fee payable (Note 2) .......................................................................             853,368
Payable for investments purchased ...................................................................          25,000,250
Dividends payable ...................................................................................             424,399
Accrued expenses ....................................................................................             315,171
                                                                                                           --------------
   Total liabilities ................................................................................          26,593,188
                                                                                                           --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 4,778,597,575 shares of beneficial interest outstanding) ...........................................      $4,780,982,912
                                                                                                           ==============
Net Assets Consist of:
Paid-in capital .....................................................................................      $4,778,597,575
Unrealized appreciation .............................................................................           2,385,337
                                                                                                           --------------
Total ...............................................................................................      $4,780,982,912
                                                                                                           ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
For the Year Ended April 30, 2002
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ..........................................      $118,498,162
                                                                             ------------
Expenses:
Investment advisory fee (Note 2) .......................    $ 12,670,822
Registration fees ......................................         940,109
Dividend and transfer agency fees ......................         302,237
Accounting and custodian services ......................         199,144
Legal and audit fees ...................................          23,048
Trustees' fees (Note 5) ................................          20,062
Insurance ..............................................          15,832
Printing and shareholder reports .......................          11,817
Miscellaneous ..........................................          34,353
                                                            ------------
   Total expense .......................................      14,217,424
Waived investment advisory fee (Note 2) ................      (4,481,941)       9,735,483
                                                            ------------     ------------
   Net investment income ................................................     108,762,679

Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........         869,255
Net unrealized appreciation of investments .............         918,390
                                                            ------------
   Net realized and unrealized gain from investments ....................       1,787,645
                                                                             ------------
Net Increase in Net Assets Resulting From Operations ....................    $110,550,324
                                                                             ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Changes in Net Assets

                                                                         Year Ended April 30,
                                                                 -------------------------------------
                                                                        2002                2001
------------------------------------------------------------------------------------------------------
Increase in Net Assets:

Operations:
Net investment income ........................................    $  108,762,679      $  164,078,909
Net realized gain from investment transactions ...............           869,255             633,675
Net unrealized appreciation of investments ...................           918,390           2,844,154
                                                                  --------------      --------------
Net increase in net assets resulting from operations .........       110,550,324         167,556,738
Total declared as dividends to shareholders (Note 4) .........      (109,631,934)       (164,712,584)
Capital share transactions (Note 3) ..........................     1,818,271,611         355,740,622
                                                                  --------------      --------------
Net increase in net assets ...................................     1,819,190,001         358,584,776

Net Assets:
Beginning of year ............................................     2,961,792,911       2,603,208,135
                                                                  --------------      --------------
End of year ..................................................    $4,780,982,912      $2,961,792,911
                                                                  ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                             Year Ended April 30,
                                                  --------------------------------------------------------------------------
                                                         2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ..............   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
Income from Investment Operations:
 Net investment income ..........................        .028           .060           .052           .050           .053
Less Distributions:
 Dividends from net investment income ...........       (.028)         (.060)         (.052)         (.050)         (.053)
                                                    ----------     ----------     ----------     ----------     ----------
Net Asset Value, end of year ....................   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                    ==========     ==========     ==========     ==========     ==========
Total Return ....................................        2.80%          6.17%          5.34%          5.16%          5.48%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ..................  $4,780,983     $2,961,793     $2,603,208     $2,636,672     $2,114,592
 Ratio of expenses to average net assets
  (before waiver) ...............................         .35%           .36%           .35%           .36%           .37%
 Ratio of expenses to average net assets
  (after waiver) ................................         .24%           .24%           .24%           .24%           .25%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .........        2.59%          5.94%          5.07%          4.90%          5.24%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ..........        2.70%          6.06%          5.18%          5.02%          5.36%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
April 30, 2002
--------------------------------------------------------------------------------

                                               Interest   Maturity        Value
Face Amount                                      Rate*      Date        (Note 1a)
------------------------------------------------------------------------------------

U.S. Government Issues -- 109.1%
$ 67,341,000   U.S. Treasury Bills ..........     1.73%   05/02/02     $ 67,337,765
  68,000,000   U.S. Treasury Bills ..........     1.76    05/02/02       67,996,681
  19,958,000   U.S. Treasury Bills ..........     1.68    05/09/02       19,950,549
   3,511,000   U.S. Treasury Bills ..........     1.69    05/09/02        3,509,685
  62,000,000   U.S. Treasury Bills ..........     1.71    05/09/02       61,976,440
  10,378,000   U.S. Treasury Bills ..........     1.66    05/16/02       10,370,844
  50,000,000   U.S. Treasury Bills ..........     1.67    05/16/02       49,965,208
  50,000,000   U.S. Treasury Bills ..........     1.68    05/16/02       49,965,000
  75,000,000   U.S. Treasury Bills ..........     1.69    05/16/02       74,947,344
   3,944,000   U.S. Treasury Bills ..........     1.71    05/16/02        3,941,198
  25,000,000   U.S. Treasury Bills ..........     1.77    05/16/02       24,981,615
  12,500,000   U.S. Treasury Bills ..........     1.93    05/16/02       12,489,948
  24,923,000   U.S. Treasury Bills ..........     1.63    05/23/02       24,898,250
  50,000,000   U.S. Treasury Bills ..........     1.64    05/23/02       49,949,889
  40,000,000   U.S. Treasury Bills ..........     1.65    05/23/02       39,959,789
  60,000,000   U.S. Treasury Bills ..........     1.72    05/23/02       59,936,934
  26,698,000   U.S. Treasury Bills ..........     1.73    05/23/02       26,669,853
  50,000,000   U.S. Treasury Bills ..........     1.71    05/30/02       49,933,597
 150,244,000   U.S. Treasury Bills ..........     1.74    05/30/02      150,036,251
  47,228,000   U.S. Treasury Bills ..........     1.83    06/27/02       47,091,157
  35,213,000   U.S. Treasury Bills ..........     1.70    07/05/02       35,102,358
     577,000   U.S. Treasury Bills ..........     1.72    07/05/02          575,187
  11,437,000   U.S. Treasury Bills ..........     1.69    07/11/02       11,397,748
   1,798,000   U.S. Treasury Bills ..........     1.68    07/18/02        1,791,261
  25,000,000   U.S. Treasury Bills ..........     1.69    07/18/02       24,906,300
  43,000,000   U.S. Treasury Bills ..........     1.97    10/10/02       42,649,760
  37,000,000   U.S. Treasury Bills ..........     1.98    10/10/02       36,698,631
  39,500,000   U.S. Treasury Bills ..........     1.95    10/17/02       39,160,655
   4,000,000   U.S. Treasury Notes ..........     6.25    07/31/02        4,045,000
   5,000,000   U.S. Treasury Notes ..........     6.00    09/30/02        5,085,740
  30,000,000   U.S. Treasury Notes ..........     5.75    10/31/02       30,575,400

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                 Interest   Maturity          Value
Face Amount                                       Rate*       Date          (Note 1a)
----------------------------------------------------------------------------------------
U.S. Government Issues (continued)
$11,000,000      U.S. Treasury Notes ............. 4.75%      01/31/03    $   11,221,286
 10,000,000      U.S. Treasury Notes ............. 5.50       01/31/03        10,256,250
 14,000,000      U.S. Treasury Notes ............. 4.63       02/28/03        14,288,203
  5,000,000      U.S. Treasury Notes ............. 4.25       03/31/03         5,093,944
----------------------------------------------------------------------------------------
                 Total Investments -- 109.1%
                 (Cost $ 1,168,317,973) ..........                         1,168,755,720
----------------------------------------------------------------------------------------
                 Liabilities in Excess of Other
                 Assets -- (9.1%) ................                           (97,898,816)
----------------------------------------------------------------------------------------
                 Net Assets -- Equivalent to $1.00
                 Per Share on 1,070,419,157
                 Shares of Beneficial Interest
                 Outstanding -- 100.0% ...........                        $1,070,856,904
========================================================================================

  Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2002, net unrealized appreciation amounted to $437,747 and is comprised of $446,480 of appreciation and $8,733 in depreciation.

* U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates or upon maturity.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
April 30, 2002
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $1,168,317,973) (Note 1a) .............    $1,168,755,720
Cash ..............................................................................         1,877,849
Receivable for investments sold ...................................................       100,042,843
Interest receivable ...............................................................           485,984
Prepaid expense ...................................................................             1,684
                                                                                       --------------
   Total assets ...................................................................     1,271,164,080
                                                                                       --------------
Liabilities:
Advisory fee payable (Note 2) .....................................................           188,813
Payable for investments purchased .................................................       199,974,754
Accrued expenses ..................................................................            75,487
Dividends payable .................................................................            68,122
                                                                                       --------------
   Total liabilities ..............................................................       200,307,176
                                                                                       --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 1,070,419,157 shares of beneficial interest outstanding) .........................    $1,070,856,904
                                                                                       ==============
Net Assets Consist of:
Paid-in capital ...................................................................    $1,070,419,157
Unrealized appreciation ...........................................................           437,747
                                                                                       --------------
Total .............................................................................    $1,070,856,904
                                                                                       ==============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
For the Year Ended April 30, 2002
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ...........................................      $34,606,798
                                                                              -----------
Expenses:
Investment advisory fee (Note 2) .......................    $  4,240,190
Registration fees ......................................         131,446
Dividend and transfer agency fees ......................         115,785
Accounting and custodian services ......................         113,494
Legal and audit fees ...................................          11,946
Insurance ..............................................           5,823
Trustees' fees (Note 5) ................................           5,601
Printing and shareholder reports .......................           2,653
Miscellaneous ..........................................          30,162
                                                            ------------
   Total expense .......................................       4,657,100
Waived investment advisory fee (Note 2) ................      (1,670,875)       2,986,225
                                                            ------------      -----------
   Net investment income ...............................                       31,620,573

Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........         170,430
Net unrealized appreciation of investments .............         274,015
                                                            ------------
   Net realized and unrealized gain from investments ...................          444,445
                                                                              -----------
Net Increase in Net Assets Resulting From Operations ...................      $32,065,018
                                                                              ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          Year Ended April 30,
                                                                 ---------------------------------------
                                                                        2002                 2001
--------------------------------------------------------------------------------------------------------
Increase in Net Assets:

Operations:
Net investment income ........................................     $   31,620,573       $   46,114,595
Net realized gain from investment transactions ...............            170,430              389,624
Net unrealized appreciation of investments ...................            274,015              174,744
                                                                   --------------       --------------
Net increase in net assets resulting from operations .........         32,065,018           46,678,963
Total declared as dividends to shareholders (Note 4) .........        (31,791,003)         (46,504,219)
Capital share transactions (Note 3) ..........................         18,574,184          372,993,363
                                                                   --------------       --------------
Net increase in net assets ...................................         18,848,199          373,168,107

Net Assets:
Beginning of year ............................................      1,052,008,705          678,840,598
                                                                   --------------       --------------
End of year ..................................................     $1,070,856,904       $1,052,008,705
                                                                   ==============       ==============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Financial Highlights
--------------------------------------------------------------------------------

                                                                                Year Ended April 30,
                                                    ----------------------------------------------------------------------------
                                                           2002             2001           2000           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ..............     $    1.00        $    1.00        $  1.00        $  1.00        $  1.00
Income from Investment Operations:
 Net investment income ..........................          .026             .056           .048           .046           .051
Less Distributions:
 Dividends from net investment income ...........         (.026)           (.056)         (.048)         (.046)         (.051)
                                                      ----------       ----------       --------       --------       --------
Net Asset Value, end of year ....................     $    1.00        $    1.00        $  1.00        $  1.00        $  1.00
                                                      ==========       ==========       ========       ========       ========
Total Return ....................................          2.60%            5.78%          4.94%          4.76%          5.24%
Ratios/Supplemental Data:
 Net Assets, end of year (000) ..................    $1,070,857       $1,052,009       $678,841       $680,340       $759,197
 Ratio of expenses to average net assets
  (before waiver) ...............................           .36%             .39%           .39%           .39%           .41%
 Ratio of expenses to average net assets
  (after waiver) ................................           .23%             .25%           .25%           .25%           .26%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .........          2.37%            5.45%          4.69%          4.36%          5.11%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ..........          2.50%            5.59%          4.83%          4.50%          5.26%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 2002
--------------------------------------------------------------------------------

Assets:
Investments in the Master Tax-Exempt Fund, at value (Note 1a) ......................    $4,474,010,191
Prepaid expense ....................................................................             5,828
                                                                                        --------------
   Total assets ....................................................................     4,474,016,019
                                                                                        --------------
Liabilities:
Administration fee payable (Note 2) ................................................           605,736
Accrued expenses ...................................................................           353,690
Dividends payable ..................................................................           253,213
                                                                                        --------------
   Total liabilities ...............................................................         1,212,639
                                                                                        --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 4,472,730,421 shares of beneficial interest outstanding) ..........................    $4,472,803,380
                                                                                        ==============
Net Assets Consist of:
Paid-in capital ....................................................................     4,472,838,993
Accumulated net realized loss ......................................................           (35,613)
                                                                                        --------------
Total ..............................................................................    $4,472,803,380
                                                                                        ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
For the Year Ended April 30, 2002
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ...................................................      $69,413,243
Interest and discount allocated from the Master Institutional Tax-Exempt Fund ..       20,370,636
Expenses allocated from Master Institutional Tax-Exempt Fund ...................         (698,015)
                                                                                      -----------
   Total investment income .....................................................      $89,085,864
Expenses:
Investment advisory fee (Note 2) ................................    $ 11,918,131
Administration fee (Note 2) .....................................       2,006,924
Registration fees ...............................................         775,054
Dividend and transfer agency fees ...............................         289,762
Accounting and custodian services ...............................         182,175
Printing and shareholder reports ................................          35,648
Legal and audit fees ............................................          29,360
Trustees' fees (Note 5) .........................................          21,591
Insurance .......................................................          18,862
Miscellaneous ...................................................          11,342
                                                                     ------------
   Total expense ................................................      15,288,849
Waived investment advisory fee (Note 2) .........................      (6,268,312)      9,020,537
                                                                     ------------     -----------
   Net investment income .......................................................       80,065,327
Realized Gain on Investments:
Net realized gain from investment transactions ..................          94,132
Net realized loss on investment transactions allocated from the
 Master Institutional Tax-Exempt Fund ...........................          (1,530)
                                                                     ------------
   Net realized gain on investments ............................................           92,602
                                                                                      -----------
Net Increase in Net Assets Resulting From Operations ...........................      $80,157,929
                                                                                      ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Changes in Net Assets

                                                                          Year Ended April 30,
                                                                 --------------------------------------
                                                                        2002                 2001
-------------------------------------------------------------------------------------------------------
Increase in Net Assets:
Operations:
Net investment income ........................................     $   80,065,327      $  107,256,173
Net realized gain from investment transactions ...............             92,602                 253
                                                                   --------------      --------------
Net increase in net assets resulting from operations .........         80,157,929         107,256,426
Total declared as dividends to shareholders (Note 4) .........        (80,065,296)       (107,256,153)
Capital share transactions (Note 3) ..........................      1,325,341,247       1,091,694,774
                                                                   --------------      --------------
Net increase in net assets ...................................      1,325,433,880       1,091,695,047

Net Assets:
Beginning of year ............................................      3,147,369,500       2,055,674,453
                                                                   --------------      --------------
End of year ..................................................     $4,472,803,380      $3,147,369,500
                                                                   ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights

                                                                             Year Ended April 30,
                                                  --------------------------------------------------------------------------
                                                         2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year ..............   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
 Net investment income ..........................         .02            .04            .03            .03            .04
 Dividends from net investment income ...........        (.02)          (.04)          (.03)          (.03)          (.04)
                                                    ----------     ----------     ----------     ----------     ----------
Net Asset Value, end of year ....................   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                    ==========     ==========     ==========     ==========     ==========
Total Return ....................................        2.01%          3.96%          3.41%          3.22%          3.59%

Ratios/Supplemental Data:
 Net Assets, end of year (000) ..................  $4,472,803     $3,147,370     $2,055,674     $1,953,075     $1,804,442
 Ratio of expenses to average net assets
  (before waiver) ...............................         .38%           .46%           .48%           .49%           .49%
 Ratio of expenses to average net assets
  (after waiver) ................................         .23%           .23%           .24%           .24%           .24%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (before waiver) .........        1.77%          3.61%          3.12%          2.92%          3.28%
 Ratio of net investment income, including
  realized and unrealized gains and losses,
  to average net assets (after waiver) ..........        1.92%          3.84%          3.36%          3.17%          3.53%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. The Trust consists of five series, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax Exempt Fund, (collectively, the "Funds"). The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates.

     The Premier Institutional, Institutional and Institutional Tax Exempt Funds (the "Feeder Funds") invest all of their investable assets in interests in the Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund (the "Master Funds"), respectively, each a registered investment company having the same investment objective as the Feeder Funds (Note 6).

     The value of the Feeder Funds' investments in the Master Funds reflect the Feeder Funds proportionate interest in the Master Funds (approximately 100% for each of the Feeder Funds at April 30, 2002). The results of operations and performance of the Feeder Funds are directly affected by the performance of the Master Funds.

     The financial statements of the Master Funds, including their schedules of investments, are included elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

     The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) Valuation of securities by each of the Master Funds is discussed in
Note 1(a) of the Master Funds Notes to Financial Statements which are included elsewhere in this report. The value of the Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and tax exempt income to its shareholders. Therefore, no federal income tax provision is required.

     (c) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Realized gains and losses on investments are computed on the basis of identified cost of security sold.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

     The Feeder Funds net investment income includes the Feeder Funds' pro-rata share of the net investment income of the respective Master Funds. Prior to the Feeder Funds' investments in the Master Funds, interest income (after adjustment for amortization of premium or accretion of discount) was recorded as earned.

     The Government Fund and Treasury Fund record interest income (after adjustment for amortization of premium or accretion of discount) as earned.

     (d) Prepaid registration fees are charged to income as the related shares are sold.

     (e) Repurchase agreements -- The Government Fund invests in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Government Fund takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

     (f) During the year ended April 30, 2002, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $31 each in accumulated net realized loss and undistributed net investment income, as a result of permanent differences arising from different treatments of market discount for book and tax purposes.

2. Investment Advisory Fees and Other Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc. provides investment advisory and corporate administrative services to the Government Fund and Treasury Fund for a fee, subject to certain limitations, at the annual rates listed below.

     Prior to January 14, 2002 (when the Feeder Funds transferred substantially all of their assets to the Master Funds for an interest in the Master Funds), FAM provided investment advisory and corporate administrative services to the Feeder Funds for a fee at the annual rates listed below.

                                 Percentage of Average Daily Net Assets
                               -----------------------------------------
Premier Institutional
Fund .......................   .15%
Institutional Fund .........   .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000

Government Fund and            .35% up to and including $500,000,000
Treasury Fund ..............   plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000

Institutional                  .45% up to and including $1,500,000,000
Tax-Exempt Fund ............   plus .425% over $1,500,000,000 up
                                to and including $2,000,000,000
                               plus .40% over $2,000,000,000

     FAM has agreed to waive a portion of its advisory fees for the Government and Treasury Funds and the Institutional and Tax Exempt Funds prior to January 14, 2002. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

     For the year ended April 30, 2002, FAM waived a portion of its fees amounting to $10,316,844 for the Institutional Fund, $4,481,941 for the Government Fund, $1,670,875 for the Treasury Fund and $6,268,312 for the Institutional Tax- Exempt Fund.

     FAM provides certain administrative services to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for a fee at an annual rate of 0.10%, 0.15%, and 0.15%, respectively, of average daily net assets.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Shares of Beneficial Interest and Merger Information

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class.

     On February 8, 2001, the Merrill Lynch Rated Institutional Fund merged with the Merrill Lynch Institutional Fund pursuant to a plan of reorganization approved by the shareholders of the Merrill Lynch Rated Institutional Fund. The merger was accomplished by a tax-free exchange of 156,112,318 shares of the Merrill Lynch Institutional Fund for the 156,112,318 shares of the Merrill Lynch Rated Institutional Fund outstanding on February 8, 2001. The Merrill Lynch Rated Institutional Fund's net assets of $156,214,583 including $102,265 of unrealized appreciation, were combined with the net assets of the Merrill Lynch Institutional Fund, for total net assets after the merger of $11,028,796,695. The aggregated net assets of the Merrill Lynch Institutional Fund and Merrill Lynch Rated Institutional Fund immediately prior to the merger were $10,872,582,112 and $156,214,583, respectively.

     Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                               Year              Year
                                              Ended             Ended
                                            April 30,          April 30,
Premier Institutional Fund                     2002              2001
--------------------------              -----------------   ---------------
Shares sold .........................   411,224,205,679     214,473,102,660
Shares issued to shareholders in
  reinvestment of dividends .........       750,321,304         914,903,796
                                        ---------------     ---------------
  Total .............................   411,974,526,983     215,388,006,456
Shares redeemed .....................   393,268,630,288     202,286,190,277
                                        ---------------     ---------------
  Net increase ......................    18,705,896,695      13,101,816,179
                                        ===============     ===============

                                               Year               Year
                                              Ended               Ended
                                            April 30,           April 30,
Institutional Fund                             2002               2001
------------------                      -----------------   ---------------
Shares sold .........................   121,891,763,210     43,931,696,089
Shares issued in connection with
  the merger of Merrill Lynch
  Rated Institutional Fund ..........          --              156,112,318
Shares issued to shareholders in
  reinvestment of dividends .........       276,393,647        506,046,039
                                        ---------------     --------------
  Total .............................   122,168,156,857     44,593,854,446
Shares redeemed .....................   120,151,127,034     41,868,758,396
                                        ---------------     --------------
  Net increase ......................     2,017,029,823      2,725,096,050
                                        ===============     ==============

                                             Year               Year
                                            Ended               Ended
                                           April 30,           April 30,
Government Fund                              2002                2001
---------------                         --------------      ---------------
Shares sold .........................   31,033,329,559      18,701,000,868
Shares issued to shareholders in
  reinvestment of dividends .........       98,021,264         148,821,289
                                        --------------      --------------
  Total .............................   31,131,350,823      18,849,822,157
Shares redeemed .....................   29,313,079,212      18,494,081,535
                                        --------------      --------------
  Net increase ......................    1,818,271,611         355,740,622
                                        ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institution Series
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

                                               Year               Year
                                              Ended               Ended
                                            April 30,           April 30,
Treasury Fund                                 2002                2001
-------------                           ---------------    ----------------
Shares sold .........................     4,509,809,671       3,943,663,553
Shares issued to shareholders in
  reinvestment of dividends .........        28,783,736          43,697,716
                                        ---------------     ---------------
  Total .............................     4,538,593,407       3,987,361,269
Shares redeemed .....................     4,520,019,223       3,614,367,906
                                        ---------------     ---------------
  Net increase ......................        18,574,184         372,993,363
                                        ===============     ===============

                                              Year               Year
                                             Ended              Ended
Institutional                               April 30,          April 30,
Tax-Exempt Fund                               2002               2001
---------------                         ---------------    ----------------
Shares sold .........................    13,710,184,444      10,469,346,962
Shares issued to shareholders in
  reinvestment of dividends .........        76,447,607         103,368,914
                                        ---------------     ---------------
  Total .............................    13,786,632,051      10,572,715,876
Shares redeemed .....................    12,461,290,804       9,481,021,102
                                        ---------------     ---------------
  Net increase ......................     1,325,341,247       1,091,694,774
                                        ===============     ===============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

     Dividends for the Institutional Tax-Exempt Fund are declared from net investment income-excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

     At April 30, 2002, the Institutional Tax-Exempt Fund had net capital loss carryovers of $35,613, of which $31,823 expire in the year 2003 and $3,790 in the year 2007.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual retainer fee of $40,000 plus an additional fee of $2,500 for each board meeting attended. Trustees' fees are allocated among the five series of the Trust based on the net assets under management.

6. Transfer of Assets

On January 14, 2002, the Premier Institutional, Institutional and Institutional Tax Exempt Funds transferred net assets with a value of $43,644,470,766, $11,548,477,701, and $4,386,624,176 (substantially all of their investable assets) including unrealized appreciation of $61,157,652, $13,877,641, and $0, to the Master Premier Institutional Fund, Master Insitutional Fund, and Master Institutional Tax Exempt Fund, respectively, in exchange for an interest in each respective Master Fund.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Shareholders of
Merrill Lynch Funds for Institutions Series:

We have audited the accompanying statements of assets and liabilities of Merrill Lynch Funds for Institutions Series (the "Trust"), consisting of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund, and Merrill Lynch Institutional Tax-Exempt Fund (the "Funds"), each a separate series of the Trust, including the schedules of investments for Merrill Lynch Government Fund and Merrill Lynch Treasury Fund, as of April 30, 2002 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of Merrill Lynch Funds for Institutions Series as of April 30, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts


June 7, 2002

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments
April 30, 2002
--------------------------------------------------------------------------------

                                                       Interest    Maturity         Value
Face Amount                                              Rate*       Date         (Note 1a)
-----------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- 9.6%
$ 65,000,000    Federal Farm Credit Banks ............. 5.90%       06/27/02    $  65,038,425
  50,000,000    Federal Home Loan Banks ............... 7.25        05/15/02       50,031,881
  75,000,000    Federal Home Loan Banks ............... 6.75        08/15/02       76,007,392
 140,000,000    Federal Home Loan Banks ............... 6.25        11/15/02      143,046,946
 544,000,000    Federal Home Loan Banks ............... 6.38        11/15/02      556,201,920
 105,000,000    Federal Home Loan Banks ............... 5.25        01/10/03      105,656,250
 325,000,000    Federal Home Loan Banks ............... 5.13        01/13/03      331,179,192
 100,000,000    Federal Home Loan Banks ............... 4.50        04/25/03      101,728,200
  92,000,000    Federal Home Loan Banks ............... 6.88        08/15/03       96,530,255
  62,900,000    Federal Home Loan Mortgage Corp. ...... 6.25        10/15/02       64,073,022
  50,000,000    Federal Home Loan Mortgage Corp. ...... 4.75        03/15/03       50,926,850
 150,000,000    Federal Home Loan Mortgage Corp. ...... 5.75        07/15/03      154,802,535
  75,000,000    Federal Home Loan Mortgage Corp. ...... 3.25        12/15/03       74,889,518
 125,000,000    Federal Home Loan Mortgage Corp. ...... 3.75        04/15/04      125,662,500
  65,000,000    Federal National Mortgage Assoc. ...... 6.75        08/15/02       65,872,300
  70,000,000    Federal National Mortgage Assoc. ...... 6.38        10/15/02       71,344,832
 150,000,000    Federal National Mortgage Assoc. ...... 6.25        11/15/02      153,265,935
 150,000,000    Federal National Mortgage Assoc. ...... 4.80        05/07/03      150,093,750
  68,700,000    Federal National Mortgage Assoc. ...... 4.55        06/26/03       68,957,625
  40,000,000    Federal National Mortgage Assoc. ...... 3.63        04/15/04       40,041,032
  60,000,000    Federal National Mortgage Assoc. ...... 3.75        05/12/04       60,000,000
 150,000,000    Federal Home Loan Mortgage Corp. D/N .. 1.85        08/21/02      149,190,015
  40,000,000    Federal Home Loan Mortgage Corp. D/N .. 1.93        09/18/02       39,720,000
 125,890,000    Federal National Mortgage Assoc. D/N .. 1.86        05/30/02      125,701,375
 206,623,000    Federal National Mortgage Assoc. D/N .. 1.90        06/06/02      206,230,416
 500,000,000    Federal National Mortgage Assoc. D/N .. 1.87        06/19/02      498,727,361
 225,000,000    Federal National Mortgage Assoc. D/N .. 1.86        08/05/02      223,949,903
 200,000,000    Federal National Mortgage Assoc. D/N .. 1.84        08/07/02      199,040,000
 400,000,000    Federal National Mortgage Assoc. D/N .. 1.91        09/16/02      397,240,000
-----------------------------------------------------------------------------------------------
                Total U.S. Government Agency Issues
                (Cost $4,423,687,998) .................                         4,445,149,430
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                       Interest    Maturity         Value
        Face Amount                                      Rate*       Date         (Note 1a)
-----------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- Variable Rate -- 32.5%
$  530,000,000   Federal Farm Credit Banks ............. 1.72%      10/21/03    $  529,726,784
   160,000,000   Federal Farm Credit Banks ............. 1.70       11/03/03       159,928,000
   300,000,000   Federal Home Loan Banks ............... 1.74       08/20/02       299,986,361
   250,000,000   Federal Home Loan Banks ............... 1.74       08/23/02       249,955,446
 1,100,000,000   Federal Home Loan Banks ............... 1.78       11/14/02     1,099,855,454
   490,000,000   Federal Home Loan Banks ............... 1.73       02/03/03       489,834,849
   300,000,000   Federal Home Loan Banks ............... 1.73       02/26/03       299,909,864
   655,000,000   Federal Home Loan Banks ............... 1.74       03/06/03       654,712,236
   375,000,000   Federal Home Loan Banks ............... 1.80       03/12/03       374,808,534
   220,000,000   Federal Home Loan Banks ............... 1.74       03/14/03       219,886,743
   650,000,000   Federal Home Loan Banks ............... 1.76       04/30/03       649,872,535
   405,000,000   Federal Home Loan Banks ............... 1.82       06/17/03       404,680,617
   350,000,000   Federal Home Loan Banks ............... 1.73       08/14/03       349,719,787
   225,000,000   Federal Home Loan Banks ............... 1.84       09/15/03       224,845,744
   625,000,000   Federal Home Loan Mortgage Corp. ...... 1.73       09/04/03       624,450,811
   500,000,000   Federal National Mortgage Assoc. ...... 1.73       07/19/02       500,000,000
   200,000,000   Federal National Mortgage Assoc. ...... 1.71       07/23/02       199,994,542
   170,000,000   Federal National Mortgage Assoc. ...... 1.71       07/26/02       169,992,081
   825,000,000   Federal National Mortgage Assoc. ...... 1.80       12/06/02       824,845,341
   400,000,000   Federal National Mortgage Assoc. ...... 1.82       12/18/02       399,938,791
   300,000,000   Federal National Mortgage Assoc. ...... 1.73       12/23/02       299,910,552
   750,000,000   Federal National Mortgage Assoc. ...... 1.73       12/27/02       749,772,984
   500,000,000   Federal National Mortgage Assoc. ...... 1.78       02/03/03       500,000,000
   250,000,000   Federal National Mortgage Assoc. ...... 1.83       02/19/03       249,934,622
   200,000,000   Federal National Mortgage Assoc. ...... 1.71       02/20/03       199,952,393
   800,000,000   Federal National Mortgage Assoc. ...... 1.81       06/16/03       799,279,629
   540,000,000   Federal National Mortgage Assoc. ...... 1.68       08/01/03       539,460,519
 1,154,000,000   Federal National Mortgage Assoc. ...... 2.00       01/14/04     1,154,000,000
   529,000,000   Student Loan Marketing Assoc. ......... 2.24       12/06/02       528,938,037
   350,000,000   Student Loan Marketing Assoc. ......... 2.24       06/20/03       349,961,459
 1,000,000,000   Student Loan Marketing Assoc. ......... 1.77       10/27/03       999,399,400
-----------------------------------------------------------------------------------------------
                 Total U.S. Government Agency
                 Issues -- Variable Rate
                 (Cost $15,097,300,923) ................                        15,097,554,115
-----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                             Interest   Maturity         Value
   Face Amount                                                Rate*       Date         (Note 1a)
-------------------------------------------------------------------------------------------------
Euro Certificates of Deposit -- 5.0%
$  100,000,000    Abbey National Treasury Services
                     PLC, London ..........................    4.31%   05/01/02    $ 100,000,000
   145,000,000    Bank of Scotland, London ................    1.89    06/24/02      145,012,605
   150,000,000    Barclays Bank PLC, London ...............    1.69    07/31/02      149,940,030
   100,000,000    BNP Paribas .............................    1.90    08/22/02      100,012,120
    30,000,000    BNP Paribas .............................    2.17    11/04/02       30,017,853
   300,000,000    Credit Suisse First Boston, London ......    1.88    08/27/02      300,004,290
   250,000,000    Deutche Bank AG, London .................    1.87    05/31/02      250,000,000
   170,000,000    Deutche Bank AG, London .................    1.85    06/28/02      170,000,000
   150,000,000    Dresdner Bank, London ...................    1.90    06/24/02      150,015,279
   200,000,000    Halifax PLC .............................    1.85    05/13/02      200,000,332
   200,000,000    ING Bank, NV ............................    1.87    06/24/02      200,011,926
    50,000,000    Lloyds TSB Bank PLC .....................    1.84    05/09/02       49,997,456
   135,000,000    Merita Bank PLC .........................    2.06    05/02/02      135,000,778
   100,000,000    National Australia Bank Limited,
                     London ...............................    1.89    08/27/02      100,004,670
    75,000,000    National Australia Bank Limited,
                     London ...............................    2.17    11/04/02       75,044,633
   150,000,000    Nordea Bank PLC, Finland ................    1.89    07/16/02      150,021,600
-------------------------------------------------------------------------------------------------
                  Total Euro Certificates of Deposit
                  (Cost $2,304,962,221) ...................                        2,305,083,572
-------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit -- 5.4%
    61,000,000    ABN AMRO Bank N.V., Chicago .............    2.28    11/29/02       61,063,117
   140,000,000    ABN AMRO Bank N.V., Chicago .............    2.53    12/20/02      140,309,498
   150,000,000    ABN AMRO Bank N.V., Chicago .............    2.60    01/01/03      150,367,215
    87,000,000    Bank of Nova Scotia, NY .................    2.11    11/15/02       87,017,765
   150,000,000    BNP Paribas, Chicago ....................    2.43    02/03/03      150,137,460
    75,000,000    Canadian Imperial Bank of
                     Commerce, NY .........................    3.60    09/06/02       75,434,873
    90,000,000    Canadian Imperial Bank of
                     Commerce, NY .........................    2.73    12/27/02       90,305,478
    50,000,000    Commerzbank AG, NY ......................    2.10    05/01/02       50,000,000
   100,000,000    Landesbank Baden-Wurttemberg, NY ........    1.85    05/13/02      100,000,332
    70,000,000    Lloyds TBS Bank PLC, NY .................    1.90    06/17/02       70,006,155
    75,000,000    Merita Bank PLC, NY .....................    2.35    12/27/02       75,070,950
    40,000,000    Rabobank Nederland N.V., NY .............    2.39    01/29/03       40,029,412

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                       Interest     Maturity         Value
   Face Amount                                          Rate*         Date         (Note 1a)
----------------------------------------------------------------------------------------------
Yankee Certificates of Deposit (continued)
$  65,000,000    Rabobank Nederland N.V., NY ........... 2.29%      02/11/03    $  64,980,292
   45,000,000    Svenska Handelsbanken AB, NY .......... 3.88       07/24/02       45,208,742
  195,000,000    Svenska Handelsbanken AB, NY .......... 3.65       08/20/02      196,041,417
   30,000,000    Svenska Handelsbanken AB, NY .......... 2.55       11/25/02       30,078,075
  138,000,000    Toronto-Dominion Bank, NY ............. 2.34       12/17/02      138,146,625
   94,000,000    Toronto-Dominion Bank, NY ............. 2.30       12/31/02       94,048,137
  100,000,000    UBS AG, Stamford ...................... 2.07       05/20/02      100,000,000
  100,000,000    UBS AG, Stamford ...................... 3.63       09/25/02      100,668,530
  250,000,000    UBS AG, Stamford ...................... 2.56       11/29/02      250,667,575
  150,000,000    Westdeutsche Landesbank
                    Girozentrale, NY ................... 1.83       05/09/02      150,000,000
   50,000,000    Westdeutsche Landesbank
                    Girozentrale, NY ................... 1.87       05/09/02       50,000,000
  100,000,000    Westdeutsche Landesbank
                    Girozentrale, NY ................... 1.87       08/22/02      100,002,760
   75,000,000    Westpac Banking Corp., NY ............. 3.62       09/06/02       75,440,175
----------------------------------------------------------------------------------------------
                 Total Yankee Certificates of Deposit
                 (Cost $2,479,777,865) .................                        2,485,024,583
----------------------------------------------------------------------------------------------
Yankee Certificates of Deposit -- Variable Rate -- 5.6%
  275,000,000    Abbey National Treasury Services
                    PLC, London ........................ 1.74       04/28/03      274,849,481
  180,000,000    Banco Bilbao Vizcaya Argentaria
                    S.A., NY ........................... 1.93       04/02/03      179,127,000
  182,500,000    Bank of Nova Scotia, NY ............... 1.76       04/28/03      182,409,201
  210,000,000    Canadian Imperial Bank of
                    Commerce, NY ....................... 1.76       03/27/03      209,914,562
  250,000,000    Credit Agricole Indosuez, NY .......... 1.76       03/31/03      249,896,760
  400,000,000    Deutsche Bank AG, NY .................. 1.76       03/24/03      399,783,770
  225,000,000    Dexia Bank Belique, NY ................ 1.77       03/24/03      224,898,639
  300,000,000    Rabobank Nederland N.V., NY ........... 1.75       03/25/03      299,837,303
  105,000,000    Royal Bank of Canada, NY .............. 1.75       03/25/03      104,943,056
  375,000,000    Societe Generale, NY .................. 1.78       03/24/03      374,856,425
  105,000,000    Svenska Handelsbanken AB, NY .......... 1.77       04/28/03      104,947,760
----------------------------------------------------------------------------------------------
                 Total Yankee Certificates of
                 Deposit -- Variable Rate
                 (Cost $2,606,237,438) .................                        2,605,463,957
----------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                Interest   Maturity         Value
   Face Amount                                                   Rate*       Date         (Note 1a)
---------------------------------------------------------------------------------------------------
Time Deposits -- 2.4%
$  300,000,000    Societe Generale, Cayman ...................    1.75%   05/01/02    $ 300,000,000
   317,767,000    SunTrust Bank, Cayman ......................    1.75    05/01/02      317,767,000
   500,000,000    US Bank National Association,
                     Cayman ..................................    1.81    05/01/02      500,000,000
---------------------------------------------------------------------------------------------------
                  Total Time Deposits
                  (Cost $1,117,767,000) ......................                        1,117,767,000
---------------------------------------------------------------------------------------------------
Bank Notes -- Variable Rate -- 0.3%
    75,000,000    American Express Centurion Bank ............    1.86    10/11/02       75,000,000
    75,000,000    National City Bank, Ohio ...................    1.96    12/20/02       75,071,852
---------------------------------------------------------------------------------------------------
                  Total Bank Notes -- Variable Rate
                  (Cost $150,071,852) ........................                          150,071,852
---------------------------------------------------------------------------------------------------
Corporate Notes -- 0.4%
    11,152,480    Carmax Auto Owner Trust 2001-2 .............    2.00    11/15/02       11,152,975
    25,094,511    Chase Manhattan Auto Owner Trust
                     2001-B ..................................    2.18    11/06/02       25,099,781
    28,300,000    CIT Group Holdings Inc. ....................    6.50    06/14/02       28,364,098
    52,329,878    DaimlerChrysler Auto Trust 2001-B ..........    2.21    11/06/02       52,329,878
    23,568,789    Honda Auto Receivables 2001-3
                     Trust ...................................    2.39    11/08/02       23,577,715
     1,678,859    Hyundai Auto Receivables Trust .............    3.53    08/15/02        1,678,859
    16,217,537    USAA Auto Owner Trust 2001-2 ...............    1.98    12/16/02       16,218,030
---------------------------------------------------------------------------------------------------
                  Total Corporate Notes
                  (Cost $158,406,154) ........................                          158,421,336
---------------------------------------------------------------------------------------------------
Corporate Notes -- Variable Rate -- 4.1%
    50,000,000    American Honda Finance Corp. ...............    1.86    08/01/02       50,000,000
    25,000,000    American Honda Finance Corp. ...............    1.89    08/14/02       25,000,348
    25,000,000    American Honda Finance Corp. ...............    1.90    09/04/02       24,998,200
    84,000,000    Associates Corp. of North America ..........    2.07    06/26/02       84,000,000
    75,000,000    Bank of New York Co., Inc. .................    1.86    10/30/02       74,999,918
   125,000,000    CIT Group Holdings Inc. ....................    1.89    05/29/02      124,997,733
    20,000,000    CIT Group Holdings Inc. ....................    2.05    05/31/02       20,002,784
    40,000,000    CIT Group Holdings Inc. ....................    2.04    07/12/02       40,016,514
    20,500,000    CIT Group Holdings Inc. ....................    2.15    09/13/02       20,516,123
   400,000,000    General Electric Capital Corp. .............    1.95    12/19/02      400,071,160

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                             Interest   Maturity         Value
   Face Amount                                                Rate*       Date         (Note 1a)
------------------------------------------------------------------------------------------------
Corporate Notes -- Variable Rate (continued)
$  19,000,000    Goldman Sachs Group L.P. .................    2.20%   01/17/03    $  18,998,611
   15,000,000    Goldman Sachs Group L.P. .................    2.23    05/13/03       14,996,235
   47,000,000    Household Finance Corp. ..................    2.05    05/10/02       47,001,411
  150,000,000    Household Finance Corp. ..................    2.28    08/06/02      150,074,385
  100,000,000    Household Finance Corp. ..................    1.93    02/18/03       99,558,200
   50,000,000    Morgan Stanley Dean Witter & Co. .........    1.96    05/16/03       50,008,445
   63,000,000    Natural Rural Utilities Fin. Corp. .......    1.85    08/09/02       62,926,914
  100,000,000    Northern Rock PLC ........................    1.88    02/14/03       99,987,290
   75,000,000    Northern Rock PLC ........................    1.89    02/14/03       75,008,243
  252,000,000    SBC Communications Inc. ..................    4.25    06/01/02      252,000,000
  108,000,000    Strategic Money Market Trust
                    2001-H ................................    2.02    09/24/02      108,000,000
   70,000,000    Wal-Mart Stores Inc. .....................    5.45    06/01/02       70,072,115
------------------------------------------------------------------------------------------------
                 Total Corporate Notes -- Variable
                 Rate (Cost $1,913,778,718) ...............                        1,913,234,629
------------------------------------------------------------------------------------------------
Euro Notes -- Variable Rate -- 0.7%
   75,000,000    Aegon NV .................................    1.95    10/22/02       75,050,400
   75,000,000    Aegon NV .................................    1.94    10/24/02       75,048,750
  155,000,000    Bank of Scotland Treasury
                    Services PLC ..........................    1.99    10/10/02      155,101,835
------------------------------------------------------------------------------------------------
                 Total Euro Notes -- Variable Rate
                 (Cost $305,106,176) ......................                          305,200,985
------------------------------------------------------------------------------------------------
Extendable Commercial Notes -- 2.3%
  200,000,000    Citibank Credit Card Issuance Trust ......    1.84    05/16/02      199,846,667
   50,000,000    Citibank Credit Card Issuance Trust ......    1.84    05/29/02       49,928,444
  187,800,000    Discover Card Master Trust 2001A .........    1.92    06/03/02      187,469,472
  100,000,000    Motown Notes Program, Series
                    2002-1 ................................    1.88    06/03/02       99,827,667
  100,000,000    Motown Notes Program, Series
                    2002-1 ................................    1.89    06/07/02       99,805,750
  100,000,000    Motown Notes Program, Series
                    2002-1 ................................    1.85    06/10/02       99,794,444
   50,000,000    Motown Notes Program, Series
                    2002-1 ................................    1.92    07/09/02       49,760,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                           Interest     Maturity         Value
   Face Amount                                              Rate*         Date         (Note 1a)
-------------------------------------------------------------------------------------------------
Extendable Commercial Notes (continued)
$  192,652,000    MBNA Master Credit Card Trust II
                     1999-K ................................ 1.90%      07/16/02    $ 191,716,567
    97,900,000    MBNA Master Credit Card Trust II
                     1999-K ................................ 1.84       07/18/02       97,474,678
-------------------------------------------------------------------------------------------------
                  Total Extendable Commercial
                  Notes -- (Cost $1,075,877,401) ...........                        1,075,623,689
-------------------------------------------------------------------------------------------------
Master Notes -- Variable Rate -- 3.5%
    75,000,000    Allstate Life Insurance Co. .............. 1.95       01/24/03       75,000,000
    55,000,000    Allstate Life Insurance Co. .............. 1.96       04/16/03       55,000,000
    50,000,000    GE Life and Annuity Assurance Co. ........ 1.93       10/01/02       50,000,000
    50,000,000    GE Life and Annuity Assurance Co. ........ 1.94       11/01/02       50,000,000
   100,000,000    Goldman Sachs Group Inc. ................. 1.84       10/10/02      100,000,000
   100,000,000    Hartford Life Insurance Co. .............. 1.89       05/01/03      100,000,000
    30,000,000    Jackson National Life Insurance Co. ...... 1.96       05/01/02       30,000,000
    40,000,000    Jackson National Life Insurance Co. ...... 1.92       05/01/03       40,000,000
   234,400,000    J.P. Morgan Chase & Co. .................. 1.76       09/10/02      234,400,000
   210,000,000    Metropolitan Life Insurance
                     Company ............................... 1.95       09/03/02      210,000,000
    60,000,000    Monumental Life Insurance Co. ............ 2.03       02/14/03       60,000,000
    90,000,000    Monumental Life Insurance Co. ............ 2.04       05/23/03       90,000,000
   100,000,000    New York Life Insurance Company .......... 1.94       05/31/02      100,000,000
   136,000,000    New York Life Insurance Company .......... 1.98       10/22/02      136,000,000
    10,000,000    Pacific Life Insurance Co. ............... 1.96       06/03/02       10,000,000
    10,000,000    Pacific Life Insurance Co. ............... 1.96       10/01/02       10,000,000
    60,000,000    Security Life of Denver Insurance Co.      1.94       06/28/02       60,000,000
   100,000,000    Security Life of Denver Insurance Co.      1.91       01/17/03      100,000,000
   100,000,000    Security Life of Denver Insurance Co.      1.89       02/27/03      100,000,000
    30,000,000    Travelers Insurance Company (The) ........ 1.94       03/03/03       30,000,000
-------------------------------------------------------------------------------------------------
                  Total Master Notes -- Variable Rate
                  (Cost $1,640,400,000) ....................                        1,640,400,000
-------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                               Interest   Maturity        Value
   Face Amount                                                  Rate*       Date        (Note 1a)
-------------------------------------------------------------------------------------------------
Commercial Paper -- 18.1%
$  50,000,000    Amsterdam Funding Corp. ....................    1.80%   05/14/02    $49,967,500
   30,000,000    Amsterdam Funding Corp. ....................    1.80    05/17/02     29,976,000
  119,590,000    Amsterdam Funding Corp. ....................    1.78    05/21/02    119,471,739
   25,000,000    Amsterdam Funding Corp. ....................    1.78    05/24/02     24,971,569
   49,750,000    Apreco Inc. ................................    1.84    05/10/02     49,727,115
   40,000,000    Apreco Inc. ................................    1.78    06/12/02     39,916,933
   50,000,000    Aspen Funding Corporatiom ..................    1.80    05/13/02     49,970,000
   50,000,000    Aspen Funding Corporatiom ..................    1.77    05/24/02     49,943,458
   50,000,000    Aspen Funding Corporatiom ..................    1.82    06/11/02     49,896,361
   55,000,000    Asset Securitization Coop Corp. ............    1.80    05/17/02     54,956,000
   40,000,000    Asset Securitization Coop Corp. ............    1.82    05/20/02     39,961,578
   69,200,000    Asset Securitization Coop Corp. ............    1.81    05/21/02     69,130,416
   55,000,000    Asset Securitization Coop Corp. ............    1.79    05/24/02     54,937,101
   75,000,000    Asset Securitization Coop Corp. ............    1.82    06/03/02     74,874,875
  100,000,000    Bavaria TRR Corp. ..........................    1.81    05/08/02     99,964,806
   80,000,000    Bavaria TRR Corp. ..........................    1.79    05/20/02     79,924,422
  150,000,000    Bills Securitization Limited ...............    1.89    06/13/02    149,661,375
   48,628,000    Blue Ridge Asset Funding Corp. .............    1.82    05/03/02     48,623,083
   33,800,000    Blue Ridge Asset Funding Corp. .............    1.78    05/17/02     33,773,260
   50,000,000    Blue Ridge Asset Funding Corp. .............    1.81    05/20/02     49,952,236
   79,250,000    Ciesco L.P. ................................    1.77    06/25/02     79,035,695
   75,000,000    Clipper Receivables Corp. ..................    1.80    05/10/02     74,966,250
   50,000,000    Corporate Asset Funding Co., Inc. ..........    1.77    05/30/02     49,928,708
  100,000,000    Countrywide Home Loans Inc. ................    1.88    05/01/02    100,000,000
   89,918,000    CXC LLC ....................................    1.77    06/14/02     89,723,477
  100,000,000    CXC LLC ....................................    1.86    07/16/02     99,624,080
  100,000,000    CXC LLC ....................................    1.86    07/17/02     99,618,990
  129,510,000    Delaware Funding Corp. .....................    1.80    05/08/02    129,464,672
   83,844,000    Delaware Funding Corp. .....................    1.80    05/09/02     83,810,462
  175,000,000    Delaware Funding Corp. .....................    1.80    05/15/02    174,877,500
  211,000,000    Delaware Funding Corp. .....................    1.78    05/22/02    210,780,912
   25,000,000    Den Norske Bank ASA ........................    1.86    07/05/02     24,919,953
  125,000,000    Dexia Delaware LLC .........................    1.84    05/13/02    124,923,542
   75,000,000    Dresdner U.S. Finance Inc. .................    1.86    05/07/02     74,976,750

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                             Interest   Maturity        Value
   Face Amount                                                Rate*       Date        (Note 1a)
-----------------------------------------------------------------------------------------------
Commercial Paper (continued)
$  255,000,000    Edison Asset Securitization LLC .........    1.76%   06/17/02    $254,414,067
   150,000,000    Edison Asset Securitization LLC .........    1.83    07/18/02     149,420,865
   100,000,000    Falcon Asset Securitization .............    1.82    05/02/02      99,994,944
   110,253,000    Falcon Asset Securitization .............    1.83    05/07/02     110,219,373
    46,117,000    Falcon Asset Securitization .............    1.80    05/22/02      46,068,577
    50,000,000    FCAR Owner Trust ........................    1.83    05/24/02      49,941,542
    50,000,000    FCAR Owner Trust ........................    1.86    06/28/02      49,850,167
    44,000,000    FCAR Owner Trust ........................    2.04    10/15/02      43,605,043
   100,000,000    Fleet Funding Corporation ...............    1.86    07/16/02      99,624,080
    50,000,000    Fleet Funding Corporation ...............    1.86    07/17/02      49,809,495
   149,700,000    Forrestal Funding Master Trust ..........    1.79    05/24/02     149,528,801
    50,000,000    Fortis Funding LLC ......................    1.82    07/23/02      49,794,190
    90,000,000    GE Capital International Funding Inc.        1.81    06/07/02      89,832,575
    50,000,000    GE Financial Assurance Holdings Inc.         1.84    07/22/02      49,796,745
    85,000,000    General Electric Capital Corp. ..........    1.85    05/17/02      84,930,111
    62,000,000    Giro Funding U.S. Corporation ...........    1.85    05/20/02      61,939,464
   128,500,000    Greyhawk Funding LLC ....................    1.79    05/13/02     128,423,328
   150,000,000    Halifax PLC .............................    1.84    05/13/02     149,908,000
    71,600,000    International Lease Finance Corp. .......    1.84    05/13/02      71,556,085
    28,172,000    Intrepid Funding Master Trust ...........    1.83    06/10/02      28,114,717
    67,000,000    Jupiter Securitization Corporation ......    1.82    05/02/02      66,996,613
    60,000,000    Jupiter Securitization Corporation ......    1.80    05/15/02      59,958,000
    48,000,000    Jupiter Securitization Corporation ......    1.83    05/21/02      47,951,200
    79,000,000    K2 (USA) LLC. ...........................    2.05    05/17/02      78,928,022
    50,500,000    K2 (USA) LLC. ...........................    2.03    10/07/02      50,072,583
   280,000,000    Kitty Hawk Funding Corp. ................    1.81    05/15/02     279,802,911
    95,000,000    Kitty Hawk Funding Corp. ................    1.78    05/20/02      94,910,753
    57,647,000    Long Lane Master Trust lV ...............    1.85    05/06/02      57,632,188
   114,000,000    Mont Blanc Capital Corp. ................    1.87    05/14/02     113,923,018
    25,000,000    Mont Blanc Capital Corp. ................    1.80    05/21/02      24,975,000
    75,000,000    Mont Blanc Capital Corp. ................    1.78    05/22/02      74,922,125
   220,000,000    Morgan Stanley Dean Witter & Co. ........    1.83    07/15/02     219,184,174
   100,000,000    Moriarty LLC ............................    2.05    05/08/02      99,960,139
   100,000,000    Moriarty LLC ............................    2.06    05/20/02      99,891,278

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                             Interest   Maturity        Value
   Face Amount                                                Rate*       Date        (Note 1a)
-----------------------------------------------------------------------------------------------
Commercial Paper (continued)
$  26,274,000    Old Line Funding Corp. ...................    1.83%   05/07/02    $26,265,986
   92,685,000    Old Line Funding Corp. ...................    1.80    05/15/02     92,620,121
   50,157,000    Old Line Funding Corp. ...................    1.82    06/07/02     50,063,179
   55,000,000    Old Line Funding Corp. ...................    1.81    06/17/02     54,870,032
  100,000,000    Park Avenue Receivables Corp. ............    1.79    05/21/02     99,900,556
   50,093,000    Park Avenue Receivables Corp. ............    1.80    05/22/02     50,040,402
   98,000,000    Park Avenue Receivables Corp. ............    1.78    05/24/02     97,888,552
   51,000,000    Park Avenue Receivables Corp. ............    1.78    06/04/02     50,914,263
   53,000,000    Preferred Receivables Funding Corp. ......    1.81    05/06/02     52,986,676
  100,000,000    Preferred Receivables Funding Corp. ......    1.80    05/07/02     99,970,000
  147,000,000    Preferred Receivables Funding Corp. ......    1.78    05/29/02    146,796,487
  100,000,000    Prudential Funding LLC ...................    1.77    06/28/02     99,714,833
   75,000,000    Santander Central Hispano Finance
                    (Delaware) Inc. .......................    2.00    05/16/02     74,937,500
  112,000,000    Sheffield Receivables Corp. ..............    1.80    05/08/02    111,960,800
   75,000,000    Sheffield Receivables Corp. ..............    1.81    05/14/02     74,950,979
   42,000,000    Sigma Finance Inc. .......................    1.83    05/02/02     41,997,865
   47,000,000    Sigma Finance Inc. .......................    2.06    05/08/02     46,981,174
   21,000,000    Sigma Finance Inc. .......................    2.08    05/14/02     20,984,227
   49,750,000    TFM S.A. de C.V. .........................    1.80    05/24/02     49,692,788
   62,255,000    Thunder Bay Funding Corp. ................    1.83    05/01/02     62,255,000
  106,381,000    Thunder Bay Funding Corp. ................    1.79    05/20/02    106,280,500
   61,061,000    Thunder Bay Funding Corp. ................    1.82    06/10/02     60,937,521
   65,000,000    Thunder Bay Funding Corp. ................    1.83    07/15/02     64,758,961
   47,000,000    Tulip Funding Corp. ......................    1.80    05/15/02     46,967,100
   45,354,000    Tulip Funding Corp. ......................    1.86    07/19/02     45,176,580
   95,000,000    Tulip Funding Corp. ......................    1.83    07/24/02     94,604,107
  100,000,000    Variable Funding Capital Corp. ...........    1.82    05/02/02     99,994,944
  100,000,000    Variable Funding Capital Corp. ...........    1.83    06/05/02     99,822,083
  100,000,000    Variable Funding Capital Corp. ...........    1.83    06/06/02     99,817,000
   74,500,000    WCP Funding Inc. .........................    1.80    05/10/02     74,466,475
   37,324,000    Windmill Funding Corp. ...................    1.81    05/03/02     37,320,247
  100,000,000    Windmill Funding Corp. ...................    1.80    05/09/02     99,960,000
   25,000,000    Windmill Funding Corp. ...................    1.85    05/22/02     24,973,021

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                          Interest   Maturity         Value
   Face Amount                                             Rate*       Date         (Note 1a)
---------------------------------------------------------------------------------------------
Commercial Paper (continued)
$  175,000,000    Windmill Funding Corp. ...............    1.77%   05/23/02    $ 174,810,708
    25,000,000    Windmill Funding Corp. ...............    1.78    06/06/02       24,955,500
    25,000,000    Windmill Funding Corp. ...............    1.80    06/24/02       24,932,500
---------------------------------------------------------------------------------------------
                  Total Commercial Paper
                  (Cost $8,407,517,166) ................                        8,407,699,658
---------------------------------------------------------------------------------------------
Commercial Paper -- Variable Rate -- 0.3%
   150,000,000    Montauk Funding Corporation ..........    1.83     7/12/02      150,000,000
---------------------------------------------------------------------------------------------
                  Total Commercial Paper --
                  Variable Rate
                  (Cost $150,000,000) ..................                          150,000,000
---------------------------------------------------------------------------------------------
Repurchase Agreements** -- 10.3%
   390,000,000    Barclays Capital Inc.,
                     purchased on 04/30/02 .............    1.93    05/01/02      390,000,000
    50,000,000    Deutsche Bank Securities Inc.,
                     purchased on 04/30/02 .............    1.75    05/01/02       50,000,000
   300,000,000    Deutsche Bank Securities Inc.,
                     purchased on 04/30/02 .............    1.94    05/01/02      300,000,000
   100,000,000    Deutsche Bank Securities Inc.,
                     purchased on 04/30/02 .............    2.01    05/01/02      100,000,000
   945,000,000    Goldman Sachs & Company,
                     purchased on 04/30/02 .............    1.93    05/01/02      945,000,000
    50,000,000    Goldman Sachs & Company,
                     purchased on 04/30/02 .............    2.04    05/01/02       50,000,000
   800,000,000    J.P. Morgan Securities Inc.,
                     purchased on 04/30/02 .............    1.92    05/01/02      800,000,000
   500,000,000    J.P. Morgan Securities Inc.,
                     purchased on 04/30/02 .............    2.00    05/01/02      500,000,000
   500,000,000    Lehman Brothers Inc.,
                     purchased on 04/30/02 .............    1.79    05/01/02      500,000,000
   300,000,000    Morgan Stanley & Co.,
                     purchased on 04/30/02 .............    1.94    05/01/02      300,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                     Interest   Maturity          Value
   Face Amount                                        Rate*       Date          (Note 1a)
-------------------------------------------------------------------------------------------
Repurchase Agreements** (continued)
$  275,000,000    Salomon Smith Barney Inc.,
                     purchased on 04/30/02 ........ 2.00%      05/01/02     $   275,000,000
   550,000,000    UBS Warburg LLC,
                     purchased on 04/30/02 ........ 1.79       05/01/02         550,000,000
-------------------------------------------------------------------------------------------
                  Total Repurchase Agreements
                  (Cost $4,760,000,000) ...........                           4,760,000,000
-------------------------------------------------------------------------------------------
                  Total Investments -- 100.5%
                  (Cost $46,590,890,912) ..........                          46,616,694,806
-------------------------------------------------------------------------------------------
                  Liabilities in Excess of Other
                  Assets -- (0.5%)                                             (215,040,223)
-------------------------------------------------------------------------------------------
                  Net Assets ......................                         $46,401,654,583
===========================================================================================

     Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2002, net unrealized appreciation amounted to $25,803,894 and is comprised of $27,657,580 in appreciation and $1,853,686 in depreciation.

* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2002. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

** Repurchase Agreements are fully collaterized by U.S. Government and Agency Obligations.

     D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Assets and Liabilities
April 30, 2002
--------------------------------------------------------------------------------

Assets:
Investments in securities subject to repurchase agreements ....   $4,760,000,000
Investments in other marketable securities ....................   41,856,694,806
                                                                  --------------
   Total investments at value (identified cost $46,590,890,912)
    (Note 1a) ...................................................................     $46,616,694,806
Cash ............................................................................           6,827,036
Interest receivable .............................................................         140,206,070
                                                                                      ---------------
   Total assets .................................................................      46,763,727,912
                                                                                      ---------------
Liabilities:
Advisory fee payable (Note 2) ...................................................           2,001,963
Payable for investments purchased ...............................................         359,928,000
Accrued expenses ................................................................             143,366
                                                                                      ---------------
   Total liabilities ............................................................         362,073,329
                                                                                      ---------------
Net Assets applicable to investors' interests ...................................     $46,401,654,583
                                                                                      ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals .........................     $46,375,850,689
Net unrealized appreciation .....................................................          25,803,894
                                                                                      ---------------
Total ...........................................................................     $46,401,654,583
                                                                                      ===============

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Operations
For the Period January 14, 2002 (Commencement of Operations) to April 30, 2002
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned .........................................     $274,959,930
                                                                           ------------
Expenses:
Investment advisory fee (Note 2) .....................................        6,522,480
Accounting and custodian services ....................................          258,951
                                                                           ------------
   Total expense .....................................................        6,781,431
                                                                           ------------
   Net investment income .............................................      268,178,499

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ......    $     524,966
Net unrealized depreciation of investments ..........      (35,353,758)
                                                         -------------
   Net realized and unrealized loss from investments .................      (34,828,792)
                                                                           ------------
Net Increase in Net Assets Resulting From Operations .................     $233,349,707
                                                                           ============



See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Statement of Changes in Net Assets
For the Period January 14, 2002 (Commencement of Operations) to April 30, 2002
--------------------------------------------------------------------------------

Increase in Net Assets:

Operations:
Net investment income ..................................................    $   268,178,499
Net realized gain from investment transactions .........................            524,966
Net unrealized depreciation of investments .............................        (35,353,758)
                                                                            ---------------
Net increase in net assets resulting from operations ...................        233,349,707
                                                                            ---------------

Capital Transactions:
Assets contributed by Merrill Lynch Premier Institutional Fund (Note 3)      43,644,470,766
Contributions from feeders .............................................      2,713,462,743
Withdrawals from feeders ...............................................       (189,662,967)
                                                                            ---------------
Net increase in net assets from capital transactions ...................     46,168,270,542
                                                                            ---------------
Net increase in net assets .............................................     46,401,620,249

Net Assets:
Beginning of period ....................................................             34,334
                                                                            ---------------
End of period ..........................................................    $46,401,654,583
                                                                            ===============

--------------------------------------------------------------------------------
Master Premier Institutional Fund
Supplementary Data
For the Period January 14, 2002 (Commencement of Operations) to April 30, 2002
--------------------------------------------------------------------------------

Ratio of expenses to average net assets ..............................................               .05%(1)
Ratio of net investment income, including realized and unrealized gains and losses, to
 average net assets ..................................................................              1.79%(1)
Net Assets, end of period (000) ......................................................       $46,401,655

(1) On an annualized basis

See Notes to Financial Statements.

Master Institutional Fund
Schedule of Investments
April 30, 2002


                                                          Interest    Maturity        Value
   Face Amount                                              Rate*       Date        (Note 1a)
----------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- 7.3%
 $  25,000,000   Federal Home Loan Banks ...............     6.00%   08/15/02     $ 25,282,172
   200,000,000   Federal Home Loan Banks ...............     6.38    11/15/02      204,486,000
    30,000,000   Federal Home Loan Banks ...............     5.13    01/13/03       30,570,387
    50,000,000   Federal Home Loan Banks ...............     4.50    04/25/03       50,864,100
    10,000,000   Federal Home Loan Banks ...............     4.50    07/07/03       10,197,820
    50,000,000   Federal Home Loan Banks ...............     4.13    08/15/03       50,758,150
    50,000,000   Federal National Mortgage Assoc. ......     6.38    10/15/02       50,960,595
    80,000,000   Federal National Mortgage Assoc .......     5.75    04/15/03       82,301,992
    50,700,000   Federal National Mortgage Assoc. ......     4.80    05/07/03       50,731,687
    25,000,000   Federal National Mortgage Assoc. ......     4.00    08/15/03       25,379,373
    10,000,000   Federal National Mortgage Assoc .......     3.63    04/15/04       10,010,258
    15,000,000   Federal National Mortgage Assoc .......     3.75    05/12/04       15,000,000
   115,000,000   Federal Home Loan Mortgage Corp. ......     4.50    06/15/03      117,020,884
    50,000,000   Federal Home Loan Mortgage Corp. ......     5.75    07/15/03       51,600,845
    89,167,000   Federal Home Loan Mortgage Corp.
                    D/N ................................     1.80    07/18/02       88,837,082
    80,000,000   Federal National Mortgage Assoc.
                    D/N ................................     1.80    07/17/02       79,704,000
----------------------------------------------------------------------------------------------
                 Total U.S. Government Agency Issues
                 (Cost $938,828,047) ...................                           943,705,345
----------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- Variable Rate -- 34.0%
    40,000,000   Federal Farm Credit Banks .............     1.70    11/03/03       39,982,000
   150,000,000   Federal Home Loan Banks ...............     1.74    08/20/02      149,993,180
   100,000,000   Federal Home Loan Banks ...............     1.74    08/23/02       99,982,179
   400,000,000   Federal Home Loan Banks ...............     1.78    11/14/02      399,947,438
   150,000,000   Federal Home Loan Banks ...............     1.73    02/03/03      149,949,443
   100,000,000   Federal Home Loan Banks ...............     1.73    02/26/03       99,969,955
   200,000,000   Federal Home Loan Banks ...............     1.74    03/06/03      199,912,133
   125,000,000   Federal Home Loan Banks ...............     1.80    03/12/03      124,936,178
    75,000,000   Federal Home Loan Banks ...............     1.74    03/14/03       74,961,390
   200,000,000   Federal Home Loan Banks ...............     1.76    04/30/03      199,960,780
   100,000,000   Federal Home Loan Banks ...............     1.82    06/17/03       99,921,140
   106,000,000   Federal Home Loan Mortgage Corp. ......     1.85    07/08/03      106,015,370
   275,000,000   Federal Home Loan Mortgage Corp. ......     1.73    09/04/03      274,758,357
    63,000,000   Federal National Mortgage Assoc. ......     1.74    07/05/02       62,999,285
    50,000,000   Federal National Mortgage Assoc. ......     1.71    07/23/02       49,998,636

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                             Interest   Maturity         Value
   Face Amount                                                Rate*       Date         (Note 1a)
--------------------------------------------------------------------------------------------------
U.S. Government Agency Issues -- Variable Rate (continued)
 $  60,000,000   Federal National Mortgage Assoc. .........    1.71%   07/26/02     $   59,997,205
   340,000,000   Federal National Mortgage Assoc. .........    1.80    12/06/02        339,930,051
   100,000,000   Federal National Mortgage Assoc. .........    1.82    12/18/02         99,984,698
   250,000,000   Federal National Mortgage Assoc. .........    1.73    12/27/02        249,924,328
   250,000,000   Federal National Mortgage Assoc. .........    1.78    02/03/03        250,000,000
    50,000,000   Federal National Mortgage Assoc. .........    1.71    02/20/03         49,988,098
   200,000,000   Federal National Mortgage Assoc. .........    1.81    06/16/03        199,819,907
   109,000,000   Federal National Mortgage Assoc. .........    1.68    08/01/03        108,891,105
   515,000,000   Federal National Mortgage Assoc. .........    2.00    01/24/04        515,000,000
   110,000,000   Student Loan Marketing Assoc. ............    2.24    12/06/02        109,987,115
   250,000,000   Student Loan Marketing Assoc. ............    1.77    10/27/03        249,849,850
--------------------------------------------------------------------------------------------------
                 Total U.S. Government Agency
                 Issues -- Variable Rate
                 (Cost $4,366,482,913) ....................                          4,366,659,821
--------------------------------------------------------------------------------------------------
Euro Certificates of Deposit -- 3.5%
    40,000,000   Abbey National Treasury Services
                    PLC, London ...........................    4.31    05/01/02         40,000,000
    40,000,000   Abbey National Treasury Services
                    PLC, London ...........................    3.61    09/06/02         40,233,344
    30,000,000   Barclays Bank PLC, London ................    1.69    07/31/02         29,987,997
    62,000,000   BNP Paribas ..............................    1.81    05/24/02         62,000,177
    25,000,000   Credit Agricole Indosuez, London .........    1.88    08/23/02         25,001,502
   150,000,000   Deutsche Bank AG, London .................    1.87    05/31/02        150,000,000
    30,000,000   Deutsche Bank AG, London .................    1.85    06/28/02         30,000,000
    75,000,000   Halifax PLC, London ......................    1.88    08/13/02         75,004,073
--------------------------------------------------------------------------------------------------
                 Total Euro Certificates of Deposit
                 (Cost $451,987,396) ......................                            452,227,093
--------------------------------------------------------------------------------------------------
Yankee Certificates of Deposit -- 5.4%
    50,000,000   Barclays Bank PLC ........................    1.87    05/20/02         50,000,526
    30,000,000   Canadian Imperial Bank of
                    Commerce, NY ..........................    3.98    07/29/02         30,153,780
    90,000,000   Credit Agricole Indosuez, NY .............    3.66    08/20/02         90,483,399
    25,000,000   Credit Agricole Indosuez, NY .............    3.63    09/06/02         25,147,583
    20,000,000   Merita Bank PLC ..........................    2.35    12/27/02         20,018,920
    75,000,000   Rabobank Nederland N.V., NY ..............    2.29    02/11/03         74,977,260
    70,000,000   Svenska Handelsbanken AB, NY .............    3.58    08/27/02         70,378,175

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                       Interest     Maturity        Value
   Face Amount                                          Rate*         Date        (Note 1a)
---------------------------------------------------------------------------------------------
Yankee Certificates of Deposit (continued)
 $  25,000,000   Svenska Handelsbanken AB, NY .......... 3.64%      08/29/02     $ 25,141,670
    50,000,000   Svenska Handelsbanken AB, NY .......... 2.55       11/25/02       50,130,125
    50,000,000   Svenska Handelsbanken AB, NY .......... 2.30       02/12/03       49,987,640
    37,000,000   Toronto-Dominion Bank, NY ............. 2.34       12/17/02       37,039,312
    25,000,000   Toronto-Dominion Bank, NY ............. 2.30       12/31/02       25,012,803
    50,000,000   UBS AG, Stamford ...................... 2.56       11/29/02       50,133,515
   100,000,000   Westdeutsche Landesbank
                    Girozentrale, NY ................... 1.87       05/09/02      100,000,000
---------------------------------------------------------------------------------------------
                 Total Yankee Certificates of Deposit
                 (Cost $697,015,173) ...................                          698,604,708
---------------------------------------------------------------------------------------------
Yankee Certificates of Deposit -- Variable Rate -- 4.7%
    50,000,000   Banco Bilbao Vizcaya Argentaria
                    S.A., NY ........................... 1.93       04/02/03       49,757,500
    54,000,000   Bank of Nova Scotia, NY ............... 1.76       04/28/03       53,973,133
   100,000,000   Canadian Imperial Bank of
                    Commerce, NY ....................... 1.76       03/27/03       99,959,315
    60,000,000   Credit Agricole Indosuez, NY .......... 1.76       03/31/03       59,975,222
   100,000,000   Dexia Bank, Belique, NY ............... 1.77       03/24/03       99,954,951
    35,000,000   Royal Bank of Canada, NY .............. 1.75       03/25/03       34,981,019
   150,000,000   Societe Generale, NY .................. 1.78       03/24/03      149,942,570
    55,000,000   Svenska Handelsbanken AB, NY .......... 1.77       04/28/03       54,972,636
---------------------------------------------------------------------------------------------
                 Total Yankee Certificates of
                 Deposit -- Variable Rate
                 (Cost $603,731,202) ...................                          603,516,346
---------------------------------------------------------------------------------------------
Time Deposit -- 5.2%
   200,000,000   Chase Manhattan Bank, Cayman .......... 1.75       05/01/02      200,000,000
   100,000,000   Societe Generale, Cayman .............. 1.75       05/01/02      100,000,000
    85,000,000   State Street Bank & Trust Co.,
                    Cayman ............................. 1.83       05/01/02       85,000,000
    37,667,000   SunTrust Bank, Cayman ................. 1.75       05/01/02       37,667,000
   250,000,000   U.S. Bank NA .......................... 1.81       05/01/02      250,000,000
---------------------------------------------------------------------------------------------
                 Total Time Deposits
                 (Cost $672,667,000) ...................                          672,667,000
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                            Interest   Maturity        Value
   Face Amount                                              Rate*      Date        (Note 1a)
------------------------------------------------------------------------------------------------
Bank Notes -- Variable Rate -- 0.2%
 $  25,000,000   National City Bank, Ohio ................. 1.96%      12/20/02     $ 25,023,951
------------------------------------------------------------------------------------------------
                 Total Bank Notes --
                 (Cost $25,023,951) .......................                           25,023,951
------------------------------------------------------------------------------------------------
Corporate Notes -- 0.6%
     2,788,120   Carmax Auto Owner Trust 2001-2 ........... 2.00       11/15/02        2,788,244
    14,626,363   DaimlerChrysler Auto 2001-0 .............. 2.21       11/06/02       14,628,769
     4,237,014   USAA Auto Owner Trust 2001-2 ............. 1.98       12/16/02        4,237,143
    50,000,000   WFS Financial Owner Trust 2002-1 ......... 2.04       03/20/03       50,014,425
------------------------------------------------------------------------------------------------
                 Total Corporate Notes --
                 (Cost $71,651,497) .......................                           71,668,581
------------------------------------------------------------------------------------------------
Corporate Notes -- Variable Rate -- 4.5%
    25,000,000   American Honda Finance Corp. ............. 1.89       08/14/02       25,000,347
    50,000,000   Associates Corp. of North America ........ 2.07       06/26/02       50,000,000
    25,000,000   Bank of New York Co. Inc., NY ............ 1.86       10/30/02       24,999,973
    25,000,000   CIT Exchange Co. Inc. .................... 2.01       05/31/02       25,003,071
    49,000,000   CIT Group Holdings Inc. .................. 2.15       09/13/02       49,028,798
    42,650,000   CIT Group Holdings Inc. .................. 2.23       10/01/02       42,718,891
   100,000,000   General Electric Capital Corp. ........... 1.95       12/19/02      100,017,790
    17,000,000   Goldman Sachs Group L.P. ................. 2.23       05/13/03       16,995,733
   100,000,000   Household Finance Corp. .................. 1.93       02/18/03       99,558,200
    43,000,000   National Rural Utilities Coop Fin
                    Corp. ................................. 1.85       08/09/02       42,950,116
    80,000,000   Strategic Money Market Trust
                    2001-H ................................ 2.02       09/24/02       80,000,000
    25,000,000   Wal-Mart Stores Inc. ..................... 5.45       06/01/02       25,025,755
------------------------------------------------------------------------------------------------
                 Total Corporate Notes -- Variable
                 Rate (Cost $581,775,267) .................                          581,298,674
------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                           Interest   Maturity        Value
   Face Amount                                              Rate*       Date        (Note 1a)
----------------------------------------------------------------------------------------------
Master Notes -- Variable Rate -- 5.2%
 $  19,000,000   Allstate Life Insurance Co. ............    1.95%   01/24/03     $ 19,000,000
    15,000,000   Allstate Life Insurance Co. ............    1.96    04/16/03       15,000,000
    45,000,000   GE Life and Annuity Assurance Co. ......    1.93    10/01/02       45,000,000
   100,000,000   Goldman Sachs Group Inc. ...............    1.84    10/10/02      100,000,000
   200,000,000   J.P. Morgan Chase & Co .................    1.76    09/10/02      200,000,000
    99,000,000   Jackson National Life Insurance Co. ....    1.97    02/03/03       99,000,000
    40,000,000   Monumental Life Insurance Co. ..........    2.04    02/14/03       40,000,000
    40,000,000   Monumental Life Insurance Co. ..........    2.03    05/23/03       40,000,000
    45,000,000   New York Life Insurance Company ........    1.94    05/31/02       45,000,000
    35,000,000   New York Life Insurance Company ........    1.98    10/22/02       35,000,000
    25,000,000   Pacific Life Insurance Co. .............    1.96    01/31/03       25,000,000
----------------------------------------------------------------------------------------------
                 Total Master Notes -- Variable Rate
                 (Cost $663,000,000) ....................                          663,000,000
----------------------------------------------------------------------------------------------
Commercial Paper -- 25.3%
    50,000,000   Amsterdam Funding Corp. ................    1.83    05/06/02       49,987,292
    46,600,000   Amsterdam Funding Corp. ................    1.82    05/06/02       46,588,221
    50,000,000   Amsterdam Funding Corp. ................    1.80    05/13/02       49,970,000
   100,000,000   Aspen Funding Corporation ..............    1.86    07/17/02       99,618,990
    75,000,000   Asset Securitization Coop. Corp. .......    1.82    05/14/02       74,950,708
    45,000,000   Asset Securitization Coop. Corp. .......    1.80    05/17/02       44,964,000
    30,000,000   Asset Securitization Coop. Corp. .......    1.81    05/21/02       29,969,833
    59,393,000   Bavaria TRR Corp. ......................    1.81    05/08/02       59,372,097
    40,000,000   Bavaria TRR Corp. ......................    1.79    05/20/02       39,962,211
    50,000,000   Bills Securitization Limited ...........    1.86    07/16/02       49,812,040
    20,000,000   Blue Ridge Asset Funding Corp. .........    1.83    05/02/02       19,998,983
    80,000,000   Blue Ridge Asset Funding Corp. .........    1.80    05/13/02       79,952,000
    50,000,000   Ciesco L.P. ............................    1.81    06/03/02       49,917,042
    75,000,000   Clipper Receivables Corp. ..............    1.79    05/23/02       74,917,958
    20,000,000   Corporate Asset Funding Co., Inc. ......    1.82    05/28/02       19,972,700
    20,000,000   CXC LLC ................................    1.80    05/30/02       19,971,000
    11,708,000   Delaware Funding Corp. .................    1.80    05/08/02       11,703,902
   100,000,000   Delaware Funding Corp. .................    1.78    05/22/02       99,896,167
   200,000,000   Edison Asset Securitization LLC ........    1.81    06/03/02      199,668,167
    80,000,000   Edison Asset Securitization LLC ........    1.82    06/11/02       79,834,178
    27,282,000   Edison Asset Securitization LLC ........    1.86    07/16/02       27,179,442
    50,000,000   Eureka Securitization Inc. .............    1.84    05/30/02       49,925,889

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                           Interest   Maturity        Value
   Face Amount                                              Rate*       Date        (Note 1a)
----------------------------------------------------------------------------------------------
Commercial Paper (continued)
 $  50,000,000   Eureka Securitization Inc. .............    1.77%   06/17/02     $ 49,884,458
    60,000,000   Falcon Asset Securitization ............    1.78    05/22/02       59,937,700
   140,000,000   Falcon Asset Securitization ............    1.80    05/14/02      139,909,000
    37,000,000   FCAR Owner Trust .......................    1.80    06/03/02       36,938,950
    50,000,000   FCAR Owner Trust .......................    1.86    06/28/02       49,850,167
    17,000,000   Fleet Funding Corporation ..............    1.76    05/16/02       16,987,533
    31,735,000   Fleet Funding Corporation ..............    1.83    07/17/02       31,614,086
    49,000,000   Forrestal Funding Master Trust .........    1.80    05/20/02       48,953,450
   125,000,000   Forrestal Funding Master Trust .........    1.86    05/20/02      124,877,292
    67,500,000   Greyhawk Funding, LLC ..................    1.80    05/24/02       67,422,375
    31,725,000   Kitty Hawk Funding Corp ................    1.78    05/20/02       31,695,196
    93,785,000   Kitty Hawk Funding Corp ................    1.79    05/20/02       93,696,399
    55,000,000   Mont Blanc Capital Corp. ...............    1.80    05/10/02       54,975,250
    60,000,000   Mont Blanc Capital Corp. ...............    1.78    05/20/02       59,943,633
    20,000,000   Mont Blanc Capital Corp. ...............    1.80    06/18/02       19,952,000
   100,000,000   Nordea North America Inc. ..............    1.82    05/01/02      100,000,000
    60,000,000   Old Line Funding Corp. .................    1.81    05/01/02       60,000,000
    47,368,000   Old Line Funding Corp. .................    1.87    05/08/02       47,350,776
    28,222,000   Old Line Funding Corp. .................    1.87    05/20/02       28,194,146
    38,102,000   Park Avenue Receivables Corp. ..........    1.80    05/13/02       38,079,139
    85,000,000   Park Avenue Receivables Corp. ..........    1.80    05/15/02       84,940,500
    51,077,000   Park Avenue Receivables Corp. ..........    1.81    05/03/03       51,071,864
    25,000,000   Preferred Receivables Funding Corp. ....    1.80    05/07/02       24,992,500
    28,134,000   Rio Tinto (Commercial Paper) Ltd. ......    1.88    06/06/02       28,081,108
    25,000,000   Santander Central Hispano Finance
                    (Delaware) Inc. .....................    2.00    05/16/02       24,979,167
    70,820,000   Sheffield Receivables Corp. ............    1.81    05/24/02       70,738,105
    50,420,000   Sheffield Receivables Corp. ............    1.83    07/18/02       50,225,333
    50,000,000   Spintab AB .............................    1.82    05/07/02       49,984,833
    50,000,000   Spintab AB .............................    1.88    05/14/02       49,966,056
    45,000,000   TFM S.A. de C.V. .......................    1.80    05/24/02       44,948,250
    99,827,000   Tulip Funding Corp. ....................    1.81    05/08/02       99,791,867

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                            Interest   Maturity          Value
   Face Amount                                               Rate*       Date          (Note 1a)
--------------------------------------------------------------------------------------------------
Commercial Paper (continued)
 $  25,000,000   Tulip Funding Corp. ..................... 1.77%      05/28/02     $    24,966,813
    50,000,000   Variable Funding Capital Corp. .......... 1.80       05/09/02          49,980,000
    50,000,000   Variable Funding Capital Corp. .......... 1.80       06/07/02          49,907,500
    50,000,000   WCP Funding Inc. ........................ 1.82       05/03/02          49,994,944
    50,000,000   Windmill Funding Corp. .................. 1.79       05/20/02          49,952,764
--------------------------------------------------------------------------------------------------
                 Total Commercial Paper
                 (Cost $3,242,879,254) ...................                           3,242,915,974
--------------------------------------------------------------------------------------------------
Repurchase Agreements** -- 4.1%
   100,000,000   Deutsche Bank Securities Inc.,
                    purchased on 04/30/02 ................ 1.75       05/01/02         100,000,000
   175,000,000   Goldman Sachs & Company,
                    purchased on 04/30/02 ................ 1.93       05/01/02         175,000,000
   200,000,000   Lehman Brothers,
                    purchased on 04/30/02 ................ 1.79       05/01/02         200,000,000
    50,000,000   Salomon Smith Barney Inc.,
                    purchased on 04/30/02 ................ 2.00       05/01/02          50,000,000
--------------------------------------------------------------------------------------------------
                 Total Repurchase Agreements
                 (Cost $525,000,000) .....................                             525,000,000
--------------------------------------------------------------------------------------------------
                 Total Investments -- 100.0%
                 (Cost $12,840,041,700) ..................                          12,846,287,493
--------------------------------------------------------------------------------------------------
                 Liabilites in Excess of Other
                 Assets -- (0.0%) ........................                              (6,001,070)
--------------------------------------------------------------------------------------------------
                 Net Assets ..............................                         $12,840,286,423
==================================================================================================

     Note--Costs for federal income tax purposes are the same as those shown above. At April 30, 2002, net unrealized appreciation amounted to $6,245,793 and is comprised of $7,481,379 in appreciation and $1,235,586 in depreciation.

* Repurchase Agreements bear interest payable at fixed dates or upon maturity. Commercial Paper and some U.S. Government Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rate shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at April 30, 2002. For variable rate intruments, the next date on which the interest rate is to be adjusted is deemed the maturity date valuation.

** Repurchase Agreements are fully collaterized by U.S. Government and Agency Obligations.

     D/N--Discount Notes

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Statement of Assets and Liabilities
April 30, 2002
--------------------------------------------------------------------------------

Assets:
Total investments, at value (identified cost $12,840,041,700) (Note 1a)    $12,846,287,493
Cash ...................................................................        11,889,666
Interest receivable ....................................................        37,734,858
                                                                           ---------------
   Total assets ........................................................    12,895,912,017
                                                                           ---------------
Liabilities:
Advisory fee payable (Note 2) ..........................................           599,854
Payable for investments purchased ......................................        54,982,000
Accrued expenses .......................................................            43,740
                                                                           ---------------
   Total liabilities ...................................................        55,625,594
                                                                           ---------------
Net Assets applicable to investors' interests ..........................   $12,840,286,423
                                                                           ===============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ................   $12,834,040,630
Net unrealized appreciation ............................................         6,245,793
                                                                           ---------------
Total ..................................................................   $12,840,286,423
                                                                           ===============

--------------------------------------------------------------------------------
Master Institutional Fund
Statement of Operations
For the Period January 14, 2002 (Commencement of Operations) to April 30, 2002
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned ........................................     $78,170,245
                                                                          -----------
Expenses:
Investment advisory fee (Note 2) ....................................       1,892,559
Accounting and custodian services ...................................          76,162
                                                                          -----------
   Total expense ....................................................       1,968,721
                                                                          -----------
   Net investment income ............................................      76,201,524
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ......    $    104,887
Net unrealized depreciation of investments ..........      (7,631,848)
                                                         ------------
   Net realized and unrealized loss from investments ................      (7,526,961)
                                                                          -----------
Net Increase in Net Assets Resulting From Operations ................     $68,674,563
                                                                          ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Fund
Statement of Changes in Net Assets
For the Period January 14, 2002 (Commencement of Operations) to April 30, 2002
--------------------------------------------------------------------------------

Increase in Net assets:

Operations:
Net investment income ...................................................    $    76,201,524
Net realized gain from investment transactions ..........................            104,887
Net unrealized depreciation of investments ..............................         (7,631,848)
                                                                             ---------------
Net increase in net assets resulting from operations ....................         68,674,563
                                                                             ---------------

Capital Transactions:
Assets contributed by Merrill Lynch Institutional Fund (Note 3) .........     11,548,477,701
Contributions from feeders ..............................................      1,277,940,569
Withdrawals from feeders ................................................        (54,840,743)
                                                                             ---------------
Net increase in net assets from capital transactions ....................     12,771,577,527
                                                                             ---------------
Net increase in net assets ..............................................     12,840,252,090

Net Assets:
Beginning of period .....................................................             34,333
                                                                             ---------------
End of period ...........................................................    $12,840,286,423
                                                                             ===============

--------------------------------------------------------------------------------
Master Institutional Fund
Supplementary Data
For the Period January 14, 2002 (Commencement of Operations) to April 30, 2002
--------------------------------------------------------------------------------

Ratio of expenses to average net assets ..............................................           .05%(1)
Ratio of net investment income, including realized and unrealized gains and losses, to
 average net assets ..................................................................          1.81%(1)
Net Assets, end of period (000) ......................................................   $12,840,286

(1) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments
April 30, 2002
--------------------------------------------------------------------------------

                                                                                    Value
  Face Amount                                Issue                                (Note 1a)
-------------------------------------------------------------------------------------------
Alabama -- 0.2%
 $  8,350,000     Columbia, Alabama IDB PCR (Alabama Power Co.
                     Project - Series D) DDN 1.85% due 10/01/2022 (a) .......   $8,350,000
-------------------------------------------------------------------------------------------
Arkansas -- 0.4%
    3,050,000     Arkansas Hospital Equipment Finance Authority
                     Revenue (AHA Pooled Financing Program) VRDN
                     1.90% due 11/01/2028 (a) ...............................    3,050,000
    4,895,000     Arkansas State Development Finance Authority IDR
                     (Defiance Metal Products Project) VRDN 1.95% due
                     11/01/2011(a) ..........................................    4,895,000
    3,750,000     Arkansas State Development Finance Authority M/F
                     Housing Revenue (Chapel Ridge - Series C) VRDN
                     1.93% due 05/01/2031 (a) ...............................    3,750,000
    6,900,000     North Little Rock, Arkansas Health Facilities Board
                     Revenue (Baptist Health - Series B) VRDN 1.70% due
                     12/01/2021 (a) .........................................    6,900,000
-------------------------------------------------------------------------------------------
California -- 5.4%
   14,200,000     California Infrastructure EDR Independent System
                     Operation Corp. (Project - A) VRDN 1.75% due
                     04/01/2008 (a) .........................................   14,200,000
                  California Pollution Control Financing Authority PCR
                     (Pacific Gas & Electric) DDN:
   21,200,000        (Series B) 1.80% due 11/01/2026 (a) ....................   21,200,000
   29,300,000        (Series C) 1.80% due 11/01/2026 (a) ....................   29,300,000
   46,700,000        (Series E) 1.80% due 11/01/2026 (a) ....................   46,700,000
   36,205,000        (Series F) 1.80% due 11/01/2026 (a) ....................   36,205,000
   22,000,000     California State VRDN 1.88% due 06/28/2002 (a) ............   22,000,000
                  California State CP:
   15,000,000        1.30% due 05/01/2002 ...................................   15,000,000
   40,000,000        1.30% due 05/06/2002 ...................................   40,000,000
   15,735,000        1.40% due 06/11/2002 ...................................   15,735,000
-------------------------------------------------------------------------------------------
Colorado -- 0.6%
    4,300,000     Arvada, Colorado Utility IPMS Water Enterprise
                     Revenue (Dexia Public Finance) VRDN 1.70% due
                     11/01/2020 (a) .........................................    4,300,000
   18,380,000     Castle Pines North Metropolitan District VRDN 1.80%
                     due 12/01/2028 (a) .....................................   18,380,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                              Value
  Face Amount                             Issue                             (Note 1a)
-------------------------------------------------------------------------------------
Colorado (continued)
 $  2,595,000     Colorado Educational & Cultural Facilities Authority
                     Revenue (Denver Academy Project) VRDN 1.80% due
                     08/01/2020 (a) ...................................   $2,595,000
    3,200,000     Montrose, Colorado IDR (Scaled Manufacturing Inc.)
                     VRDN 1.85% due 12/01/2005 (a) ....................    3,200,000
-------------------------------------------------------------------------------------
Delaware -- 0.3%
   15,000,000     Delaware State EDA IDR (Delaware Clean Power
                  Project) VRDN 1.85% due 08/01/2029 (a) ..............   15,000,000
-------------------------------------------------------------------------------------
District of Columbia -- 2.9%
    4,600,000     District of Columbia Revenue (Washington Very SPL
                     Arts) VRDN 1.80% due 01/01/2027 (a) ..............    4,600,000
                  Metropolitan Washington D.C. Airport Authority
                    (Series 2000A) CP:
   10,000,000        1.50% due 05/08/2002 .............................   10,000,000
   18,000,000        1.65% due 05/22/2002 .............................   18,000,000
   11,200,000        1.45% due 06/03/2002 .............................   11,200,000
   13,000,000        1.70% due 06/03/2002 .............................   13,000,000
   11,000,000        1.75% due 07/01/2002 .............................   11,000,000
   15,000,000        1.75% due 07/10/2002 .............................   15,000,000
   10,000,000        1.70% due 07/12/2002 .............................   10,000,000
   11,800,000        1.75% due 08/21/2002 .............................   11,800,000
    6,000,000     Metropolitan Washington D.C. Airport Authority
                     Passenger Facilities Charges Revenue CP 1.80% due
                     08/21/2002 .......................................    6,000,000
   20,095,000     Washington D.C. Convention Center Authority
                     Dedicated Tax Revenue Floater Certificates (Series
                     - 539) VRDN 1.76% due 10/01/2021 (a) .............   20,095,000
-------------------------------------------------------------------------------------
Florida -- 6.7%
   44,275,000     Capital Projects Finance Authority of Florida Revenue
                     (Capital Projects Loan Program - Series H) VRDN
                     1.90% due 12/01/2030 (a) .........................   44,275,000
                  Capital Trust Agency, Florida -- M/F Housing Revenue
                     Bond -- Community Loan Program VRDN:
   10,000,000        (Series A) 1.83% due 12/01/2032(a) ...............   10,000,000
   44,600,000        (Series B) 1.83% due 12/01/2032(a) ...............   44,600,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                  Value
   Face Amount                              Issue                               (Note 1a)
-----------------------------------------------------------------------------------------
Florida (continued)
                   Greater Orlando, Florida Aviation Authority Airport
                      Facilities Revenue CP:
 $  11,450,000        1.80% due 05/14/2002 ...............................   $11,450,000
    13,550,000        1.75% due 06/10/2002 ...............................    13,550,000
    28,960,000        1.85% due 06/10/2002 ...............................    28,960,000
    13,335,000     Gulf Breeze, Florida Health Care Facilities Revenue
                      (Heritage Health Care Project) VRDN 1.83% due
                      01/01/2024 (a) .....................................    13,335,000
    16,650,000     Jacksonville. Florida Sales Tax Revenue CP 1.35% due
                      06/11/2002 .........................................    16,650,000
    10,500,000     Kissimmee, Florida Utilities Authority Electric System
                      Revenue (Series A) CP 1.30% due 05/01/2002 .........    10,500,000
    22,554,000     Miami-Dade County, Florida Aviation Revenue (Series -
                      A) CP 1.75% due 06/12/2002 .........................    22,554,000
    31,100,000     Orange County, Florida Health Facilities Authority
                      Revenue (Floater Hospital Association Health Series
                      - A) VRDN 1.90% due 06/01/2030 (a) .................    31,100,000
    18,305,000     Orange County, Florida Health Facilities Authority
                      Revenue Floater Certificates (Series 531) VRDN
                      1.88% due 11/15/2021 (a) ...........................    18,305,000
    35,245,000     Saint Lucie County, Florida Solid Waste Disposal
                      Revenue (Florida Power & Light - Series B) DDN
                      1.90% due 07/15/2024 (a) ...........................    35,245,000
-----------------------------------------------------------------------------------------
Georgia -- 4.8%
     6,435,000     Albany & Dougherty County, Georgia Hospital
                      Authority Revenue (Phoebe Putney Memorial
                      Hospital) VRDN 1.70% due 09/01/2026 (a) ............     6,435,000
    11,250,000     Burke County, Georgia Development Authority PCR
                      (Oglethorpe Power Corp.) CP 1.35% due 06/11/2002 ...    11,250,000
    12,000,000     Burke County, Georgia Development Authority PCR
                      (Oglethorpe Power Corp.) CP 1.40% due 05/07/2002 ...    12,000,000
     6,730,000     Burke County, Georgia Development Authority PCR
                      (Georgia Power Co.) FXRDN 1.75% due
                      03/03/2003 (a) .....................................     6,730,000
    13,840,000     Crisp County, Georgia Solid Waste Management
                      Authority Revenue VRDN 2.17% due 01/01/2023 (a) ....    13,840,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                   Value
   Face Amount                               Issue                               (Note 1a)
------------------------------------------------------------------------------------------
Georgia (continued)
 $  19,145,000     Eagle Tax-Exempt Trust -- State of Georgia (Series
                      981002) VRDN 1.78% due 07/01/2014 (a) ...............   $19,145,000
    22,955,000     Eagle Tax-Exempt Trust -- State of Georgia (Series
                      991001) VRDN 1.78% due 11/01/2017 (a) ...............    22,955,000
    20,000,000     Fulton County, Georgia Housing Authority Revenue
                      VRDN 1.83% due 12/01/2034 (a) .......................    20,000,000
    13,255,000     Georgia Municipal Electric Authority (Project 1 - Series
                      B) CP 1.70% due 07/01/2002 ..........................    13,255,000
     9,000,000     La Grange, Georgia Development Authority IDR (Reltec
                      Corp. Project) VRDN 1.90% due 12/01/2021 (a) ........     9,000,000
    12,000,000     La Grange, Georgia Development Authority Revenue
                      (La Grange College Project) VRDN 1.75% due
                      06/01/2031 (a) ......................................    12,000,000
    52,400,000     Southern Georgia Hospital Authority Revenue
                      (Georgia Alliance of Community Hospitals Pooled
                      Finance Program - Series A) VRDN 1.90% due
                      04/01/2029 (a) ......................................    52,400,000
     2,700,000     Thomaston-Upson County, Georgia IDA Revenue
                      (Thomaston Manufacturing Project) VRDN 1.90%
                      due 12/01/2011 (a) ..................................     2,700,000
    14,000,000     Ware County, Georgia Hospital Authority Revenue
                      (Baptist Village Project) VRDN 1.70% due
                      11/01/2020 (a) ......................................    14,000,000
------------------------------------------------------------------------------------------
Idaho -- 1.1%
    38,100,000     Idaho Health Facilities Authority Health Systems
                      Revenue (Holy Cross Health System Corp.) CP 1.63%
                      due 06/10/2002 ......................................    38,100,000
     8,250,000     Idaho Housing & Finance Association Nonprofit
                      Facilities Revenue (Albertson College Project) VRDN
                      1.75% due 11/01/2021 (a) ............................     8,250,000
     2,475,000     Madison, Idaho Economic Development Corp. IDR
                      (Floyd Wilcox & Sons, Inc. Project) VRDN 1.95%
                      due 08/01/2012 (a) ..................................     2,475,000
------------------------------------------------------------------------------------------
Illinois -- 6.3%
     2,700,000     Aurora, Illinois IDR (Aztech Engineering Inc. Project)
                      VRDN 2.00% due 10/01/2018 (a) .......................     2,700,000
     4,342,000     Chicago, Illinois Floater Certificates (Series 484) VRDN
                      1.76% due 01/01/2009 (a) ............................     4,342,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                      Value
  Face Amount                                 Issue                                 (Note 1a)
---------------------------------------------------------------------------------------------
Illinois (continued)
 $  8,000,000     Chicago, Illinois O'Hare International Airport Revenue
                     (O'Hare Technical Center II Project) VRDN 1.80%
                     due 03/01/2037 (a) .......................................  $ 8,000,000
   15,000,000     Chicago, Illinois Park District (Series - A) TAW 3.30%
                     due 05/01/2002 ...........................................   15,000,000
    5,200,000     Chicago, Illinois Solid Waste Disposal Facilities Revenue
                     (Groot Industries Inc. Project) VRDN 2.00% due
                     12/01/2015 (a) ...........................................    5,200,000
   10,115,000     Chicago, Illinois Wastewater Transmission Revenue
                     (Merlots - Series A125) VRDN 1.82% due
                     01/01/2030 (a) ...........................................   10,115,000
    2,625,000     Des Plaines, Illinois IDR (East Golf Road LLC Project)
                     VRDN 2.00% due 05/01/2017 (a) ............................    2,625,000
    3,300,000     Elgin, Illinois IDR (Starro Precision Products Inc.
                     Project) VRDN 2.00% due 06/01/2025 (a) ...................    3,300,000
    1,000,000     Geneva, Illinois IDR (Continental Envelope Corp.
                     Project) VRDN 2.00% due 09/01/2006 (a) ...................    1,000,000
    6,030,000     Gurnee, Illinois IDR (Sterigenics International Project)
                     VRDN 1.85% due 05/01/2016 (a) ............................    6,030,000
   19,400,000     Illinois Education Facilities Authority Revenue
                     (Art Institute of Chicago) VRDN 1.75% due
                     03/01/2027 (a) ...........................................   19,400,000
   14,300,000     Illinois Education Facilities Authority Revenue
                     (Concordia University River Project) DDN 1.75% due
                     10/01/2031 (a) ...........................................   14,300,000
   41,000,000     Illinois Health Facilities Authority Revenue (Victory
                     Health Service - Series B) CP 1.65% due 06/10/2002 .......   41,000,000
    8,000,000     Illinois Health Facilities Authority Revenue
                     (Northwestern Memorial Hospital) DDN 1.70% due
                     08/15/2025 (a) ...........................................    8,000,000
   13,300,000     Illinois Health Facilities Authority Revenue (Central
                     Baptist) VRDN 1.80% due 11/15/2029 (a) ...................   13,300,000
    2,570,000     Illinois State Development Finance Authority IDR
                     (Rockford College Project) VRDN 1.85% due
                     02/01/2021 (a) ...........................................    2,570,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                   Value
  Face Amount                                Issue                               (Note 1a)
------------------------------------------------------------------------------------------
Illinois (continued)
  $ 3,080,000     Illinois State Development Finance Authority IDR
                     (Design Automotive LLC Project) VRDN 2.00% due
                     06/01/2011 (a) ........................................  $ 3,080,000
   24,200,000     Illinois State Development Finance Authority (Provena
                     Health - Series B) DDN 1.85% due 05/01/2028 (a) .......   24,200,000
   33,200,000     Illinois State Development Finance Authority Revenue
                     (Local Government Financing - Series A) VRDN
                     1.90% due 09/01/2029 (a) ..............................   33,200,000
   28,900,000     Illinois State Municipal Securities Trust Receipts (SGA
                     103) VRDN 1.77% due 08/01/2024 (a) ....................   28,900,000
    2,800,000     Illinois State (Merlots - Series A124) VRDN 1.82% due
                     11/01/2026 (a) ........................................    2,800,000
    4,500,000     Macon County, Illinois Revenue Millikin University
                     VRDN 1.70% due 10/01/2031 (a) .........................    4,500,000
   12,100,000     Municipal Securities Trust Certificates -- Chicago,
                     Illinois (Class A - Series 93) DDN 1.80% due
                     10/14/2012 (a) ........................................   12,100,000
   12,495,000     Municipal Securities Trust Certificates -- Chicago,
                     Illinois (Class A - Series 2001-124) DDN 1.77% due
                     08/20/2014 (a) ........................................   12,495,000
    2,225,000     Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
                     2.00% due 12/01/2014 (a) ..............................    2,225,000
------------------------------------------------------------------------------------------
Indiana -- 1.0%
    1,675,000     Allen County, Indiana EDR (Water Furnace International
                     Inc.) VRDN 1.95% due 11/01/2014 (a) ...................    1,675,000
    1,785,000     Allen County, Indiana EDR (YMCA of Greater Fort
                     Wayne Project) VRDN 1.80% due 12/01/2009 (a) ..........    1,785,000
    1,965,000     Bloomington, Indiana EDR (Bloomington Square Project)
                     VRDN 1.85% due 12/01/2008 (a) .........................    1,965,000
    2,400,000     Crawfordsville, Indiana EDR (Performance Master LLC
                     Project) VRDN 1.92% due 10/01/2018 (a) ................    2,400,000
    2,150,000     Dearborn County, Indiana EDR (D&S Machine Products
                     Inc.) VRDN 1.82% due 04/01/2018 (a) ...................    2,150,000
    3,815,000     Elkhart County, Indiana EDR (Patriot Homes Inc.
                     Project) VRDN 1.95% due 08/01/2012 (a) ................    3,815,000

See Notes to Financial Statements.

Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002


                                                                                      Value
  Face Amount                                 Issue                                 (Note 1a)
---------------------------------------------------------------------------------------------
Indiana (continued)
 $  6,010,000     Greencastle, Indiana IDR (Crown Equipment Corp.
                     Project) VRDN 1.90% due 02/01/2011 (a) ...................  $ 6,010,000
    4,000,000     Indianapolis, Indiana EDR (New Bridges Apartments
                     Project) VRDN 1.85% due 06/01/2035 (a) ...................    4,000,000
   15,000,000     Indianapolis, Indiana Citizens Gas & Coke Company CP
                     1.60% due 07/11/2002 .....................................   15,000,000
    2,115,000     Indiana State Development Finance Authority EDR (Hart
                     Housing Group Inc. Project) VRDN 1.95% due
                     06/01/2011 (a) ...........................................    2,115,000
    2,180,000     Indiana State Development Finance Authority EDR
                     (Indianapolis Urban League Inc.) VRDN 1.80% due
                     01/01/2020 (a) ...........................................    2,180,000
    1,120,000     Indiana State Development Finance Authority IDR
                     (Centurion Industries Inc. Project) VRDN 1.95% due
                     10/01/2005 (a) ...........................................    1,120,000
---------------------------------------------------------------------------------------------
Iowa -- 0.9%
   15,370,000     Municipal Securities Trust Certificates (Iowa Finance
                     Authority Hospital Facility Revenue Health System
                     Class A - Series 26) VRDN 1.80% due 06/01/2010 (a) .......   15,370,000
   25,000,000     Iowa City, Iowa Revenue (Act Inc.) DDN 1.80% due
                     04/01/2032 (a) ...........................................   25,000,000
---------------------------------------------------------------------------------------------
Kansas -- 1.6%
   60,100,000     Butler County, Kansas Solid Waste Disposal &
                     Cogeneration Revenue (Texaco Refining & Marketing
                     - Series B) DDN 1.75% due 08/01/2024 (a) .................   60,100,000
    3,000,000     Butler County, Kansas Solid Waste Disposal &
                     Cogeneration Revenue (Texaco Refining & Marketing
                     - Series B) DDN 1.75% due 12/01/2024 (a) .................    3,000,000
   10,000,000     Kansas State Department of Transportation Highway
                     Revenue (Series C-1) VRDN 1.70% due
                     09/01/2020 (a) ...........................................   10,000,000
---------------------------------------------------------------------------------------------
Kentucky -- 3.1%
    1,215,000     Boone County, Kentucky Industial Building Revenue
                     (Diocesan Educational Project) VRDN 1.92% due
                     11/01/2018 (a) ...........................................    1,215,000
    2,500,000     Carroll County, Kentucky Solid Waste Disposal Revenue
                     (North American Stainless) VRDN 1.80% due
                     05/01/2031 (a) ...........................................    2,500,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                     Value
  Face Amount                                 Issue                                (Note 1a)
--------------------------------------------------------------------------------------------
Kentucky (continued)
 $  3,655,000     Crestview Hill, Kentucky Industrial Building Revenue
                     (Thomas More College Project) VRDN 1.77% due
                     11/01/2018 (a) ..........................................  $ 3,655,000
    1,640,000     Dayton, Kentucky Industrial Building Revenue (Willow
                     Green Project) VRDN 1.82% due 08/01/2020 (a) ............    1,640,000
    1,400,000     Jefferson County, Kentucky Industrial Building Revenue
                     (Thomas Development Project) VRDN 1.95% due
                     04/10/2010 (a) ..........................................    1,400,000
    3,780,000     Jefferson County, Kentucky Industrial Building Revenue
                     (Hamilton Printing Project) VRDN 1.82% due
                     12/01/2011 (a) ..........................................    3,780,000
    4,000,000     Jefferson County, Kentucky PCR (Louisville Gas &
                     Electric Co.) CP 1.48% due 05/01/2002 ...................    4,000,000
   28,500,000     Kentucky Asset & Liability Commission General Fund
                     Revenue (Tax & Revenue Notes - Series B) TRAN
                     2.57% due 06/26/2002 ....................................   28,500,000
    9,835,000     Kentucky Economic Development Finance Authority
                     Hospital Facilities Revenue (St. Elizabeth's Medical
                     Center Inc. - Series A) VRDN 1.79% due
                     05/01/2017 (a) ..........................................    9,835,000
    3,130,000     Kentucky Governmental Agencies Certificates TRAN
                     3.10% due 06/28/2002 ....................................    3,132,177
   19,700,000     Kentucky State Pollution Abatement and Water Resource
                     Finance Authority PCR (Toyota Motor) DDN 3.70%
                     due 08/13/2006 (a) ......................................   19,700,000
   20,000,000     Kentucky State Turnpike Authority Resource Recovery
                     Revenue Floater Certificates (Series 488) VRDN
                     1.76% due 07/01/2007 (a) ................................   20,000,000
    3,295,000     Shelby County, Kentucky IDR (Truss Co. Inc. Kingbrook
                     Commerce Park LLC Project) VRDN 1.95% due
                     06/01/2018 (a) ..........................................    3,295,000
   15,000,000     Trimble County, Kentucky PCR (Louisville Gas &
                     Electric Co. Project - A) CP 1.75% due 05/01/2002 .......   15,000,000
   16,000,000     Trimble County, Kentucky PCR (Louisville Gas &
                     Electric Co. Project - A) CP 1.85% due 05/09/2002 .......   16,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                Value
  Face Amount                              Issue                              (Note 1a)
---------------------------------------------------------------------------------------
Kentucky (continued)
 $  4,495,000     Wickliffe, Kentucky PCR & Solid Waste Disposal
                     Revenue (Westvaco Corp. Project) VRDN 1.70% due
                     01/01/2009 (a) .....................................  $ 4,495,000
---------------------------------------------------------------------------------------
Louisiana -- 1.5%
    7,000,000     Calcasieu Parish Inc. of Louisiana IDB Environmental
                     Revenue (Citgo Petroleum Corp. Project) DDN 1.80%
                     due 12/01/2024 (a) .................................    7,000,000
   20,050,000     Calcasieu Parish Inc. of Louisiana IDB Environmental
                     Revenue (Citgo Petroleum Corp. Project) DDN 1.80%
                     due 07/01/2026 (a) .................................   20,050,000
   26,150,000     Louisiana Public Facilities Authority Revenue (Christus
                     Health - Series B) CP 1.62% due 06/12/2002 .........   26,150,000
   11,975,000     Louisiana Public Facilities Authority Revenue
                     (Equipment & Capital Facilities Loan Project - A)
                     VRDN 1.78% due 07/01/2023 (a) ......................   11,975,000
---------------------------------------------------------------------------------------
Maine -- 0.4%
    1,810,000     Gray, Maine Revenue (Advance Realty Project) VRDN
                     1.75% due 10/01/2011 (a) ...........................    1,810,000
      630,000     Lewiston, Maine Revenue (Geiger Brothers Project)
                     VRDN 1.65% due 09/01/2004 (a) ......................      630,000
    1,800,000     Millinocket, Maine Revenue (Gardner Chipmills Project)
                     VRDN 1.95% due 03/01/2005 (a) ......................    1,800,000
    4,515,000     Portland, Maine Revenue (Grass Properties &
                     Applicators) VRDN 1.85% due 10/01/2020 (a) .........    4,515,000
    1,205,000     Saco, Maine IDR (First Light Technology Project) VRDN
                     1.95% due 04/01/2007 (a) ...........................    1,205,000
    3,390,000     Topsham, Maine Revenue (Village Candle Inc.) VRDN
                     1.95% due 08/01/2013 (a) ...........................    3,390,000
    4,725,000     Trenton, Maine Revenue (The Talaria Co. Project)
                     VRDN 1.95% due 10/15/2015 (a) ......................    4,725,000
---------------------------------------------------------------------------------------
Massachusetts -- 3.2%
    7,500,000     Brockton, Massachusetts Area Transportation Authority
                     Revenue RAN 3.20% due 08/09/2002 ...................    7,509,987
    4,489,000     Cape Cod, Massachusetts Regional Transportation
                     Authority Revenue RAN 3.00% due 07/12/2002 .........    4,491,579
    9,534,000     Clipper Tax-Exempt Trust -- Massachusetts Turnpike
                     Authority (Series 2000-2) FXRDN 1.60% due
                     11/21/2002 (a) .....................................    9,534,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                     Value
   Face Amount                                Issue                                (Note 1a)
--------------------------------------------------------------------------------------------
Massachusetts (continued)
 $  16,375,000     Clipper Tax-Exempt Trust (Series 2000-5) VRDN 1.78%
                      due 12/30/2004 (a) ....................................   $16,375,000
     9,200,000     Gateway, Massachusetts Regional School District BAN
                      3.25% due 05/06/2002 ..................................     9,200,306
    10,000,000     Lynn, Massachusetts RAN 1.85% due 06/28/2002 .............    10,003,922
     4,550,000     Massachusetts State Central Artery Project (Series B)
                      DDN 1.70% due 12/01/2030 (a) ..........................     4,550,000
    12,010,000     Melrose, Massachusetts BAN 3.20% due 08/15/2002 ..........    12,029,026
     9,900,000     Montachusett, Massachusetts Regional Transportation
                      Authority Revenue RAN 3.50% due 06/21/2002 ............     9,910,084
    11,000,000     Municipal Securities Trust Certificates -- Massachusetts
                      State Port Authority SPL Facility DDN 1.80% due
                      04/28/2016 (a) ........................................    11,000,000
    10,000,000     Nashoba, Massachusetts Regional School District BAN
                      3.00% due 10/04/2002 ..................................    10,021,925
     7,000,000     New Bedford, Massachusetts BAN 3.10% due
                      06/28/2002 ............................................     7,004,328
    21,000,000     Pioneer Valley, Massachusetts Transportation Authority
                      Revenue RAN 3.25% due 08/08/2002 ......................    21,024,678
    10,000,000     Springfield, Massachusetts BAN 3.00% due 02/21/2003 ......    10,103,600
--------------------------------------------------------------------------------------------
Michigan -- 2.2%
     6,715,000     Dearborn, Michigan Economic Development Corp.
                      Revenue (Henry Ford Village Inc. Project) VRDN
                      1.80% due 10/01/2023 (a) ..............................     6,715,000
     6,715,000     Michigan State Higher Educational Facilities Authority
                      Revenue (Center Creative Project) VRDN 1.80% due
                      12/01/2024 (a) ........................................     6,715,000
    16,500,000     Michigan State Higher Educational Facilities Authority
                      Revenue (Ave Maria School of Law Project) VRDN
                      1.80% due 08/01/2026 (a) ..............................    16,500,000
    21,500,000     Michigan Municipal Bond Authority Revenue (Series C)
                      RAN 3.50% due 08/22/2002 ..............................    21,559,675
    12,995,000     Michigan State Hospital Finance Authority Revenue
                      (Merlots - Series K) VRDN 2.02% due 11/15/2023 (a) ....    12,995,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                               Value
  Face Amount                              Issue                             (Note 1a)
--------------------------------------------------------------------------------------
Michigan (continued)
 $  3,890,000     Michigan State Hospital Finance Authority Revenue
                     (Chelsea Community Hospital) VRDN 1.75% due
                     05/15/2031 (a) ....................................  $ 3,890,000
    4,000,000     Michigan State Strategic Fund Limited Obligation
                     Revenue (FATA Automation Project) VRDN 1.90%
                     due 10/01/2024 (a) ................................    4,000,000
    4,230,000     Michigan State Strategic Fund Limited Obligation
                     Revenue (Weller Truck Parts Project) VRDN 1.90%
                     due 10/01/2029 (a) ................................    4,230,000
    4,900,000     Michigan State Strategic Fund Limited Obligation
                     Revenue (AVL North America Inc. Project) VRDN
                     2.00% due 04/01/2011 (a) ..........................    4,900,000
    7,500,000     Michigan State Strategic Fund Limited Obligation
                     Revenue (Sur-Flo Plastics Inc. Project) VRDN 1.90%
                     due 08/01/2025 (a) ................................    7,500,000
    5,285,000     Oakland County, Michigan Economic Development Corp
                     Limited Obligation Revenue (Su Dan Co. Project)
                     VRDN 1.90% due 07/01/2024 (a) .....................    5,285,000
    4,400,000     Oakland County, Michigan Economic Development Corp
                     Limited Obligation Revenue (Pontiac Vision Schools
                     Project) VRDN 1.80% due 08/01/2020 (a) ............    4,400,000
--------------------------------------------------------------------------------------
Minnesota -- 0.2%
                  Minnesota State Housing Finance Agency -- Single
                     Family Mortgage RAN:
    4,680,000        (Series C) 3.20% due 05/01/2002 ...................    4,680,000
    4,520,000        (Series D) 3.25% due 05/01/2002 ...................    4,520,000
--------------------------------------------------------------------------------------
Mississippi -- 1.6%
   16,750,000     Harrison County, Mississippi Pollution Central Revenue
                     (Mississippi Power Co. Project) DDN 1.80% due
                     12/01/2022 (a) ....................................   16,750,000
    9,400,000     Mississippi State Business Finance Corp. Revenue
                     (Mississippi Power Co.) VRDN 1.80% due
                     12/01/2027 (a) ....................................    9,400,000
   14,985,000     Mississippi State Hospital Equipment & Facilities
                     Authority Revenue (North Mississippi Health Services
                     - Series 1) CP 1.60% due 06/13/2002 ...............   14,985,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                Value
   Face Amount                             Issue                              (Note 1a)
---------------------------------------------------------------------------------------
Mississippi (continued)
 $  15,000,000     Mississippi State Hospital Equipment & Facilities
                      Authority Revenue (North Mississippi Health Services
                      - Series 1) CP 1.60% due 07/15/02 ................   $15,000,000
    13,090,000     Mississippi State Hospital Equipment & Facilities
                      Authority Revenue (North Mississippi Health Services
                      - Series 1) CP 1.70% due 07/15/2002 ..............    13,090,000
---------------------------------------------------------------------------------------
Missouri -- 1.5%
     3,600,000     Cabool, Missouri IDA IDR (Ameriduct Worldwide Inc.
                      Project) VRDN 2.02% due 05/01/2010 (a) ...........     3,600,000
     1,500,000     Missouri State Development Finance Board IDR
                      (Filtration Group Inc.) VRDN 2.00% due
                      03/01/2012 (a) ...................................     1,500,000
    24,250,000     Missouri State Health & Higher Educational Facilities
                      Authority Revenue (Bethesda Health Group - Series A)
                      DDN 1.75% due 08/01/2031 (a) .....................    24,250,000
                   Missouri State Health & Higher Educational Facilities
                      Authority Revenue (Pooled Hospital Loan Program)
                      VRDN:
    22,580,000        (Series A) 1.90% due 08/01/2029 (a) ..............    22,580,000
    10,615,000        (Series B) 1.80% due 08/01/2029 (a) ..............    10,615,000
     4,250,000        (Series C) 1.80% due 08/01/2029 (a) ..............     4,250,000
     1,580,000     Sikeston, Missouri IDA Revenue (Heritage American
                      Homes LP/North Ridge Homes Inc. Project) VRDN
                      1.95% due 07/01/2009 (a) .........................     1,580,000
---------------------------------------------------------------------------------------
Nebraska -- 0.8%
    12,000,000     Lincoln, Nebraska Electric System Revenue CP 1.30%
                      due 05/08/2002 ...................................    12,000,000
    25,350,000     Lincoln, Nebraska Electric System Revenue CP 1.40%
                      due 05/08/2002 ...................................    25,350,000
---------------------------------------------------------------------------------------
Nevada -- 0.6%
    11,290,000     Eagle Tax-Exempt Trust -- Clark County, Nevada
                      School District (Series 962804) VRDN 1.78% due
                      06/15/2015 (a) ...................................    11,290,000
    16,855,000     Truckee Meadows, Nevada Water Authority Revenue
                      (Municipal Security Trust Receipts - Series SGA 137)
                      DDN 1.77% due 07/01/2030 (a) .....................    16,855,000
---------------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                    Value
   Face Amount                               Issue                                (Note 1a)
-------------------------------------------------------------------------------------------
New Hampshire -- 2.3%
 $  12,125,000     New Hampshire Higher Educational & Health Facility
                      Authority Revenue (New England Inc. - Series G)
                      VRDN 1.70% due 12/01/2025 (a) ........................   $12,125,000
                   New Hampshire State Business Finance Authority PCR
                      (New England Power Co Project - Series A) CP:
    25,000,000        1.70% due 05/23/2002 .................................    25,000,000
    35,850,000        1.80% due 06/05/2002 .................................    35,850,000
    21,000,000        1.80% due 06/18/2002 .................................    21,000,000
     3,940,000     New Hampshire State Business Finance Authority
                      Industrial Facilities Revenue (Nim-Cor Inc.) VRDN
                      1.85% due 11/01/2009 (a) .............................     3,940,000
     3,870,000     New Hampshire State Business Finance Authority
                      Revenue (Montgomery Wire Corp.) VRDN 1.85% due
                      02/01/2014 (a) .......................................     3,870,000
-------------------------------------------------------------------------------------------
New Jersey -- 0.5%
    20,000,000     Woodbridge Township, New Jersey BAN 3.00% due
                      07/26/2002 ...........................................    20,016,479
-------------------------------------------------------------------------------------------
North Carolina -- 1.5%
    17,395,000     North Carolina Medical Care Community Health Care
                      Facilities Revenue (Carol Woods Project) DDN 1.80%
                      due 04/01/2031 (a) ...................................    17,395,000
    35,735,000     North Carolina Municipal Securities Trust Certificates --
                      Class A -- (Series 2001-123) VRDN 1.77% due
                      02/24/2009 (a) .......................................    35,735,000
    14,000,000     North Carolina Municipal Securities Trust Certificates --
                      Class A -- (Series 2001-125) DDN 1.77% due
                      07/23/2015 (a) .......................................    14,000,000
-------------------------------------------------------------------------------------------
Ohio -- 8.0%
     6,370,000     Akron, Ohio Metropolitan Housing Authority Facilities
                      Revenue (Administration Building Project) VRDN
                      1.72% due 04/01/2018 (a) .............................     6,370,000
    12,290,000     Canfield, Ohio Local School District BAN 3.13% due
                      09/26/2002 ...........................................    12,319,383
    16,800,000     Cincinnati, Ohio City School District BAN 2.88% due
                      09/12/2002 ...........................................    16,821,646
     6,930,000     Clinton County, Ohio Hospital Revenue (Capital Asset
                      Incorporate Pooled Loan) VRDN 2.15% due
                      06/01/2028 (a) .......................................     6,930,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                     Value
   Face Amount                                Issue                                (Note 1a)
--------------------------------------------------------------------------------------------
Ohio (continued)
 $  25,785,000     Clinton County, Ohio Hospital Revenue (Capital Asset
                      Incorporate Pooled Loan) VRDN 1.90% due
                      07/01/2029 (a) ........................................   $25,785,000
     9,288,000     Clipper Tax-Exempt Trust -- Ohio Housing Finance
                      Agency (Series 2000-4) VRDN 1.93% due
                      12/23/2003 (a) ........................................     9,288,000
     4,000,000     Cuyahoga County, Ohio Hospital Revenue (Cleveland
                      Clinic Health - Series B) VRDN 1.95% due
                      02/01/2003 (a) ........................................     4,000,000
    10,535,000     Cuyahoga County, Ohio Hospital Facilities Revenue
                      (Jennings Center) VRDN 1.80% due 11/01/2023 (a) .......    10,535,000
     5,000,000     Cuyahoga County, Ohio Hospital Facilities Revenue
                      (Sisters of Charity Health System) VRDN 1.75% due
                      11/01/2030 (a) ........................................     5,000,000
     3,500,000     Eagle Tax-Exempt Trust -- Ohio Water Development
                      Authority (Ohio Edison) VRDN 1.78% due
                      07/01/2015 (a) ........................................     3,500,000
     4,800,000     Eagle Tax-Exempt Trust -- Ohio Edison (Series 953509)
                      VRDN 1.78% due 07/01/2015 (a) .........................     4,800,000
    15,000,000     Eagle Tax-Exempt Trust -- Cleveland Water (Series
                      983501) VRDN 1.78% due 01/01/2025 (a) .................    15,000,000
    22,065,000     Eagle Tax-Exempt Trust -- Ohio State Turnpike Revenue
                      (Series 983502) VRDN 1.78% due 02/15/2020 (a) .........    22,065,000
     4,725,000     Franklin County, Ohio M/F Revenue (Community
                      Housing Network) VRDN 1.80% due 03/01/2027 (a) ........     4,725,000
     8,000,000     Geauga County, Ohio Revenue (Sisters of Notre Dame
                      Project) VRDN 1.80% due 08/01/2016 (a) ................     8,000,000
    13,750,000     Hamilton County, Ohio Hospital Facilities Revenue
                      (Children's Hospital Medical Center) VRDN 1.70%
                      due 05/15/2017 (a) ....................................    13,750,000
     9,850,000     Hamilton County, Ohio Hospital Facilities Revenue
                      (Drake Center Inc. - Series A) VRDN 1.68% due
                      06/01/2019 (a) ........................................     9,850,000
     3,310,000     Indian Hill, Ohio EDR (Cincinnati Country Day School)
                      VRDN 1.69% due 05/01/2019 (a) .........................     3,310,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                 Value
  Face Amount                               Issue                              (Note 1a)
----------------------------------------------------------------------------------------
Ohio (continued)
 $  6,270,000     Licking County, Ohio IDR (Renosol Corp. Project)
                     VRDN 1.90% due 06/01/2030 (a) .......................   $6,270,000
    4,080,000     Lucas-Beacon Place Housing Development Corp. M/F
                     Revenue (Beacon Place Apartments Project) FXRDN
                     1.70% due 09/15/2002 (a) ............................    4,080,000
    2,545,000     Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project)
                     VRDN 2.00% due 08/01/2017 (a) .......................    2,545,000
   12,695,000     Middleburg Heights, Ohio Hospital Revenue (Southwest
                     General Health) VRDN 1.75% due 08/15/2022 (a) .......   12,695,000
    5,000,000     Montgomery County, Ohio EDR (Benjamin & Marian
                     Project - Series A) VRDN 1.80% due 04/01/2011 (a) ...    5,000,000
                  Montgomery County, Ohio Health Revenue (Miami
                     Valley Hospital - Series 1998-B) CP:
   40,000,000        1.35% due 05/01/2002 ................................   40,000,000
   25,000,000        1.25% due 05/06/2002 ................................   25,000,000
   20,750,000        1.65% due 06/13/2002 ................................   20,750,000
    4,000,000     Ohio State Air Quality Development Authority PCR --
                     Ohio Edison DDN 1.70% due 06/01/2023 (a) ............    4,000,000
    2,000,000     Ohio State Environmental Improvement Revenue (Mead
                     Corp. Project) DDN 1.75% due 03/01/2023 (a) .........    2,000,000
    2,925,000     Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                     Project) VRDN 1.95% due 10/01/2008 (a) ..............    2,925,000
    3,375,000     Perrysburg, Ohio BAN 3.50% due 05/30/2002 ..............    3,376,169
    9,000,000     Port Authority of Columbiana County, Ohio IDR (GEI
                     of Columbiana Inc. Project) VRDN 1.95% due
                     06/01/2022 (a) ......................................    9,000,000
    7,200,000     Richland County, Ohio Revenue (Mansfield Area YMCA
                     Project) VRDN 1.80% due 11/01/2019 (a) ..............    7,200,000
    8,275,000     Trumbull County, Ohio BAN 2.80% due 04/10/2003 .........    8,305,416
    5,425,000     Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                     VRDN 1.95% due 09/01/2018 (a) .......................    5,425,000
    1,780,000     Wood County, Ohio IDR (GHT Property Management
                     LLC Project) VRDN 1.95% due 08/01/2019 (a) ..........    1,780,000
    2,935,000     Wood County, Ohio IDR (TL INDS & AMPP Inc.
                     Project) VRDN 1.95% due 05/01/2011 (a) ..............    2,935,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                        Value
   Face Amount                                 Issue                                  (Note 1a)
-----------------------------------------------------------------------------------------------
Ohio (continued)
 $  13,000,000     Youngstown, Ohio School District BAN 2.75% due
                      04/10/2003 ...............................................   $13,041,780
-----------------------------------------------------------------------------------------------
Oklahoma -- 1.3%
    38,800,000     Oklahoma County, Oklahoma Finance Authority
                      Revenue (Oklahoma County Housing Preservation)
                      VRDN 1.83% due 01/01/2033 (a) ............................    38,800,000
    20,875,000     Rural Enterprises of Oklahoma Inc. Revenue
                      (Governmental Financing Project - Series A) VRDN
                      2.15% due 10/01/2030 (a) .................................    20,875,000
-----------------------------------------------------------------------------------------------
Oregon -- 1.8%
    10,000,000     ABN-AMRO Muni Tops -- Portland, Oregon (Series
                      2001-4) VRDN 1.78% due 06/01/2009 (a) ....................    10,000,000
     2,827,400     Oregon State EDR (Sheffer Corp. Project - Series 185)
                      VRDN 1.79% due 12/01/2013 (a) ............................     2,827,400
    21,900,000     Oregon State EDR (Newsprint Co. Project) DDN 1.85%
                      due 08/01/2025 (a) .......................................    21,900,000
     2,620,000     Oregon State EDR (Newsprint Co. Project - Series 197)
                      DDN 1.85% due 12/01/2025 (a) .............................     2,620,000
    18,600,000     Oregon State EDR (Newsprint Co. Project - Series 202)
                      DDN 1.85% due 04/01/2026 (a) .............................    18,600,000
    11,000,000     Oregon State EDR (Newsprint Co. Project - Series 203)
                      DDN 1.85% due 12/01/2026 (a) .............................    11,000,000
    10,000,000     Oregon State Health, Housing, Educational & Cultural
                      Facilities Authority VRDN 1.90% due 12/01/2028 (a) .......    10,000,000
     5,450,000     Oregon State Health, Housing, Educational & Cultural
                      Facilities Authority (Assumption Village Project -
                      Series A) VRDN 1.70% due 03/01/2033 (a) ..................     5,450,000
-----------------------------------------------------------------------------------------------
Pennsylvania -- 4.2%
    71,555,000     Dauphin County, Pennsylvania General Authority
                      Revenue (School District Pooled Finance) VRDN
                      1.75% due 09/01/2032 (a) .................................    71,555,000
    47,000,000     Emmaus, Pennsylvania General Authority Revenue (Loan
                      Program - Series A) VRDN 1.70% due 03/01/2030 (a) ........    47,000,000
    19,300,000     Municipal Securities Trust Certificates -- Pennsylvania
                      State -- Class A -- (Series 110) DDN 1.77% due
                      08/17/2010 (a) ...........................................    19,300,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                       Value
  Face Amount                                  Issue                                 (Note 1a)
----------------------------------------------------------------------------------------------
Pennsylvania (continued)
 $  9,610,000     New Garden, Pennsylvania General Authority Municipal
                     Revenue (Municipal Pooled Financing Program)
                     VRDN 1.75% due 11/01/2029 (a) .............................  $ 9,610,000
   35,000,000     Philadelphia, Pennsylvania TRAN 4.00% due
                     06/28/2002 ................................................   35,073,161
    5,787,500     Philadelphia, Pennsylvania School District (Series 496)
                     VRDN 1.73% due 04/01/2027 (a) .............................    5,787,500
----------------------------------------------------------------------------------------------
Rhode Island -- 0.3%
    3,500,000     Rhode Island State Health & Educational Building Corp.
                     Revenue (La Salle Academy) VRDN 1.80% due
                     03/01/2029 (a) ............................................    3,500,000
    2,570,000     Rhode Island State Housing & Mortgage Finance Corp.
                     (Smith Building Development Corp.) VRDN 1.75%
                     due 12/01/2028 (a) ........................................    2,570,000
    2,400,000     Rhode Island State Industrial Facilities Corporation IDR
                     (Capital Development Corp. Project) VRDN 1.65%
                     due 11/01/2005 (a) ........................................    2,400,000
    2,400,000     Rhode Island State Industrial Facilities Corporation IDR
                     (Beta Realty Corp.) VRDN 1.85% due 12/01/2019 (a) .........    2,400,000
    1,050,000     Rhode Island State Industrial Facilities Corporation IDR
                     (Gardener Specialty - A) VRDN 1.90% due
                     05/01/2021 (a) ............................................    1,050,000
----------------------------------------------------------------------------------------------
South Carolina -- 1.2%
    7,500,000     Florence County, South Carolina Solid Waste Disposal &
                     Wastewater Treatment Facilities Revenue (Roche
                     Carolina Inc. Project) DDN 1.80% due 04/01/2028 (a) .......    7,500,000
    2,090,000     South Carolina EDA Revenue (Parkway Products Inc.
                     Project) VRDN 1.77% due 11/01/2007 (a) ....................    2,090,000
    2,280,000     South Carolina EDA Revenue (Defiance Metal Products
                     Project) VRDN 1.95% due 02/01/2012 (a) ....................    2,280,000
    5,855,000     South Carolina EDA Revenue (Performance Friction
                     Corp. Project) VRDN 1.80% due 06/01/2012 (a) ..............    5,855,000
    6,275,000     South Carolina EDA IDR (Core Materials Corp. Project)
                     VRDN 1.95% due 04/01/2013 (a) .............................    6,275,000
   11,100,000     South Carolina Transportation Infrastructure Bank
                     Revenue Municipal Securities Trust (SGA 116) DDN
                     1.77% due 10/01/2027 (a) ..................................   11,100,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                  Value
   Face Amount                              Issue                               (Note 1a)
-----------------------------------------------------------------------------------------
South Carolina (continued)
 $  19,750,000     York County, South Carolina PCR (Duke Power Co.
                      Project) CP 1.45% due 06/03/2002 ...................   $19,750,000
-----------------------------------------------------------------------------------------
Tennessee -- 4.9%
                   Blount County, Tennessee Public Building Authority
                      (Local Government Public Improvement) DDN:
    20,000,000        (Series A - 1 - A) 1.75% due 06/01/2031 (a) ........    20,000,000
    11,500,000        (Series A - 1 - C) 1.75% due 06/01/2017 (a) ........    11,500,000
    11,175,000        (Series A - 2 - A) 1.75% due 06/01/2030 (a) ........    11,175,000
    10,000,000        (Series A - 2 - B) 1.75% due 06/01/2025 (a) ........    10,000,000
    10,000,000        (Series A - 2 - D) 1.75% due 06/01/2026 (a) ........    10,000,000
    19,775,000     Johnson County, Tennessee Municipal Securities Trust
                      (SGA 45) DDN 1.77% due 05/01/2021 (a) ..............    19,775,000
     7,570,000     Knox County, Tennessee Health, Educational & Housing
                      Facilities Board Revenue (Cookeville Regional Project
                      - Series A-2) VRDN 1.80% due 10/01/2026 (a) ........     7,570,000
     9,360,000     Knox County, Tennessee Health, Educational & Housing
                      Facilities Board Revenue (Laughlin Memerial Hospital
                      - A - 1) VRDN 1.80% due 11/01/2024 (a) .............     9,360,000
     8,000,000     Knox County, Tennessee Health, Educational & Housing
                      Facilities Board Revenue (Baptist Hospital System
                      Project) VRDN 1.90% due 04/01/2027 (a) .............     8,000,000
    40,000,000     Memphis, Tennessee Health, Educational & Housing
                      Facilities Board Revenue (Not-For-Profit M/F Project)
                      VRDN 1.83% due 07/01/2032 (a) ......................    40,000,000
     9,500,000     Memphis & Shelby County, Tennessee Industrial Board
                      PCR (Birmingham Steel Corp. Project) VRDN 1.90%
                      due 10/01/2026 (a) .................................     9,500,000
     1,090,000     Nashville & Davidson County, Tennessee IDB Revenue
                      (Gibson Guitar Project) VRDN 1.85% due
                      03/01/2011 (a) .....................................     1,090,000
     2,360,000     Nashville & Davidson County, Tennessee IDB Revenue
                      (Hickory M/F Housing Revenue) VRDN 1.80% due
                      06/01/2015 (a) .....................................     2,360,000
     2,000,000     Sevier County, Tennessee Public Building Authority
                      (Local Government Public Improvement - Series - B -
                      5) DDN 1.75% due 06/01/2022 (a) ....................     2,000,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                 Value
  Face Amount                               Issue                              (Note 1a)
----------------------------------------------------------------------------------------
Tennessee (continued)
 $  6,950,000     Sevier County, Tennessee Public Building Authority
                     (Local Government Public Improvement - Series H - 2)
                     DDN 1.75% due 06/01/2027 (a) ........................  $ 6,950,000
                  Shelby County, Tennessee CP:
   23,000,000        (Series 2000-A) 1.30% due 05/07/2002 ................   23,000,000
   10,000,000        (Series 2000-A) 1.70% due 07/08/2002 ................   10,000,000
   11,000,000        (Series 2000-A) 1.65% due 07/15/2002 ................   11,000,000
    8,000,000        (Series 2001-A) 1.70% due 07/08/2002 ................    8,000,000
----------------------------------------------------------------------------------------
Texas -- 13.7%
   24,884,000     ABN-AMRO Muni Tops -- Texas A&M University
                     Revenue (Series 1999-5) FXRDN 1.75% due
                     07/31/2002 (a) ......................................   24,884,000
   15,750,000     ABN-AMRO Muni Tops -- Houston, Texas Airport
                     System (Series 1998-15) VRDN 1.82% due
                     07/05/2006 (a) ......................................   15,750,000
   20,000,000     ABN-AMRO Muni Tops -- Dallas, Texas Waterworks
                     & Sewer Systems Revenue (Series 1998-19) VRDN
                     1.78% due 07/04/2007 (a) ............................   20,000,000
    9,000,000     ABN-AMRO Muni Tops -- San Antonio, Texas Electric
                     & Gas Revenue (Series 1998-22) VRDN 1.78% due
                     01/02/2007 (a) ......................................    9,000,000
    9,510,000     ABN-AMRO Muni Tops -- Keller, Texas Independent
                     School District (Series 2001-26) FXRDN 2.70% due
                     07/01/2009 (a) ......................................    9,510,000
   11,955,000     Bexar County, Texas Revenue (Series 454) VRDN 1.76%
                     due 08/15/2008 (a) ..................................   11,955,000
   17,900,000     Brazos River, Texas Harbor Naval District (Brazoria
                     County Environmental Facilities Revenue Joint Venture
                     Project) DDN 1.80% due 09/01/2018 (a) ...............   17,900,000
    5,100,000     Dallas Fort Worth, Texas International Airport Revenue
                     (Merlots - A13) VRDN 1.87% due 11/01/2011 (a) .......    5,100,000
   13,350,000     Dickinson, Texas Independent School District Municipal
                     Securities Trust Receipts (SGA 94) DDN 1.77% due
                     02/15/2028 (a) ......................................   13,350,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                     Value
   Face Amount                                Issue                                (Note 1a)
--------------------------------------------------------------------------------------------
Texas (continued)
                   Gulf Coast IDA, Environmental Facilities Revenue (Citgo
                      Petroleum Corp. Project) DDN:
 $  23,400,000        1.80% due 04/01/2029 (a) ..............................   $23,400,000
    12,000,000        1.80% due 03/01/2031 (a) ..............................    12,000,000
                   Gulf Coast IDA, Solid Waste Disposal Revenue (Citgo
                      Petroleum Corp. Project) DDN:
    39,800,000        1.80% due 05/01/2025 (a) ..............................    39,800,000
    21,400,000        1.80% due 04/01/2026 (a) ..............................    21,400,000
    25,000,000        1.80% due 04/01/2028 (a) ..............................    25,000,000
     5,800,000        1.80% due 02/01/2032 (a) ..............................     5,800,000
    15,000,000     Harris County, Texas IDC PCR (Shell Oil Co. Project)
                      VRDN 1.65% due 04/01/2027 (a) .........................    15,000,000
                   Harris County, Texas IDC Solid Waste Disposal Revenue
                      (Deer Park Project) DDN:
     3,800,000        (Series - A) 1.85% due 02/01/2023 (a) .................     3,800,000
    20,100,000        (Series - 95 A) 1.85% due 03/01/2023 (a) ..............    20,100,000
    12,500,000        (Series - 95 B) 1.85% due 03/01/2023 (a) ..............    12,500,000
    18,595,000     Houston, Texas Water & Sewer System Revenue
                      (Merlots - A 128) VRDN 1.82% due 12/01/2029 (a) .......    18,595,000
    28,500,000     Keller, Texas Independent School District Municipal
                      Securities Trust Receipts (SGA 111) DDN 1.77% due
                      08/15/2030 (a) ........................................    28,500,000
     4,000,000     Mesquite, Texas IDR (Morrison Products) VRDN 1.85%
                      due 01/10/2010 (a) ....................................     4,000,000
     3,100,000     Midlothian, Texas IDC Exempt Facilities Revenue
                      (Texas Industries Inc Project) DDN 1.90% due
                      05/01/2029 (a) ........................................     3,100,000
       870,000     Montgomery County, Texas IDC Revenue
                      (Sawyer Research Products Inc.) VRDN 1.95% due
                      02/04/2015 (a) ........................................       870,000
    13,460,000     Municipal Securities Trust Certificates -- Austin,
                      Texas -- Class A (Series 105) DDN 1.77% due
                      06/08/2020 (a) ........................................    13,460,000
    18,780,000     Municipal Securities Trust Certificates -- Houston, Texas
                      Water -- Class A (Series 2001-111) DDN 1.77% due
                      05/07/2019 (a) ........................................    18,780,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                   Value
  Face Amount                               Issue                                (Note 1a)
------------------------------------------------------------------------------------------
Texas (continued)
 $  8,015,000   Municipal Securities Trust Certificates San Antonio
                   Water -- Class A (Series 2001-131) DDN 1.77% due
                   05/09/2017 (a) ..........................................    $ 8,015,000
    9,725,000   Municipal Securities Trust Certificates Perlin, Texas
                   (Independent School House Board - Class A (Series
                   2001-141) DDN 1.77% due 03/08/2017 (a) ..................      9,725,000
   17,000,000   North Central Texas Health Facilities Development Corp
                   Revenue (Methodist Hospital of Dallas) CP 1.60%
                   due 05/03/2002 ..........................................     17,000,000
    9,000,000   Northside Texas Independent School District (School
                   Building - Series - A) BAN 3.00% due 08/01/2002 .........      9,008,870
   37,100,000   Nueces River, Texas Industrial Development Authority
                   PCR (San Miguel Electric Co-op) CP 1.70% due
                   06/03/2002 ..............................................     37,100,000
   22,000,000   Plano, Texas Health Facilities Development Corp.
                   Hospital Revenue (Children & Presbytern) CP 1.70%
                   due 07/17/2002 ..........................................     22,000,000
   14,300,000   Port Arthur, Texas Naval District Environmental
                   Facilities Revenue (Motiva Enterprises Project) VRDN
                   1.95% due 12/01/2027 (a) ................................     14,300,000
    6,200,000   Port Corpus Christi, Texas IDC Sewer & Solid Waste
                   Disposal Revenue (Citgo Petroleum Corp. Project)
                   DDN 1.80% due 04/01/2026 (a) ............................      6,200,000
    3,000,000   Port Corpus Christi, Texas IDC Environmental Facilities
                   Revenue (Citgo Petroleum Corp. Project) VRDN
                   1.80% due 08/01/2028 (a) ................................      3,000,000
   20,400,000   Texas Municipal Power Agency Revenue CP 1.67% due
                   06/12/2002 ..............................................     20,400,000
   20,400,000   Texas Municipal Power Agency Revenue CP 1.75% due
                   07/22/2002 ..............................................     20,400,000
   11,435,000   Texas State Municipal Securities Trust Receipts (SGA 92)
                   DDN 1.77% due 08/01/2029 (a) ............................     11,435,000
   15,000,000   Texas State Floater Certificates (Series - 551) VRDN
                   1.76% due 10/01/2015 (a) ................................     15,000,000
    4,575,000   Texas State Floater Certificates (Series - 552) VRDN
                   1.78% due 10/01/2010 (a) ................................      4,575,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                     Value
   Face Amount                               Issue                                 (Note 1a)
--------------------------------------------------------------------------------------------
Texas (continued)
 $  21,995,000   University of Texas, Universal Revenue (Series - 97)
                    VRDN 1.60% due 08/15/2019 (a) ...........................    $21,995,000
--------------------------------------------------------------------------------------------
Utah -- 0.9%
    14,000,000   Intermountain Power Agency Power Supply Revenue CP
                    1.45% due 05/01/2002 ....................................     14,000,000
    15,000,000   Intermountain Power Agency Power Supply Revenue CP
                    1.65% due 06/11/2002 ....................................     15,000,000
    11,400,000   Intermountain Power Agency Power Supply Revenue CP
                    1.65% due 07/15/2002 ....................................     11,400,000
--------------------------------------------------------------------------------------------
Vermont -- 0.1%
     2,280,000   Vermont EDA IDR (Huber & Suhner - Series A) VRDN
                    1.85% due 10/01/2016 (a) ................................      2,280,000
--------------------------------------------------------------------------------------------
Virginia -- 1.2%
    10,000,000   Municipal Securities Trust Certificate Upper Occoquan
                    Sewer Authority Virginia -- Class A -- (Series 2001-
                    159) DDN 1.77% due 03/19/2015 (a) .......................     10,000,000
    30,000,000   Norfolk, Virginia IDA Pooled Financing Revenue
                    (Sentara Health System Group - Series 1990-A) CP
                    1.57% due 05/03/2002 ....................................     30,000,000
    11,385,000   Suffolk, Virginia IDA Residential Care Facilities Revenue
                    (Lake Prince Center Project) VRDN 1.85%
                    due 10/01/2031 (a) ......................................     11,385,000
--------------------------------------------------------------------------------------------
Washington -- 2.6%
     5,000,000   ABN-AMRO Muni Tops 2001-01 -- King County,
                    Washington VRDN 1.78% due 07/01/2006 (a) ................      5,000,000
     6,700,000   Clark County, Washington Public Utilities District
                    (Merlots - Series A03) VRDN 1.82%
                    due 01/01/2010 (a) ......................................      6,700,000
    26,745,000   Eagle Tax-Exempt Trust -- Port of Seattle, Washington
                    Passenger Facility Charge (Series 984705) VRDN
                    1.78% due 12/01/2019 (a) ................................     26,745,000
    14,680,000   Eagle Tax-Exempt Trust -- Washington State Public
                    Power Supply System (Nuclear Project Number 1 -
                    Series 964702) VRDN 1.78% due 07/01/2011 (a) ............     14,680,000
    23,600,000   Municipal SecuritiesTrust Certificate Washington State
                    Motor Vehicle fuel -- Class A (Series 2001-112) DDN
                    1.77% due 01/07/2021 (a) ................................     23,600,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                  Value
  Face Amount                              Issue                                (Note 1a)
-----------------------------------------------------------------------------------------
Washington (continued)
 $  3,545,000   Port Seattle, Washington Revenue Floater Certificates
                   (Series - 528) VRDN 1.88% due 02/01/2024 (a) ...........    $ 3,545,000
    5,820,000   Port Tacoma, Washington Revenue (Merlots - A - 123)
                   VRDN 1.87% due 12/01/2008 (a) ..........................      5,820,000
    3,750,000   Seattle, Washington Housing Authority Revenue
                   (Wedgewood Estates Project) VRDN 1.80% due
                   09/01/2036 (a) .........................................      3,750,000
    9,680,000   Seattle, Washington Municipal Light & Power Revenue
                   (Municipal Securities Trust - SGA 85) DDN 1.77%
                   due 10/01/2023 (a) .....................................      9,680,000
   15,985,000   Washington State Floater (Series--389) VRDN 1.78%
                   due 07/01/2018 (a) .....................................     15,985,000
-----------------------------------------------------------------------------------------
West Virginia -- 0.1%
    3,875,000   West Virginia University Revenue (Merlots - A 15)
                   VRDN 1.82% due 04/01/2028 (a) ..........................      3,875,000
-----------------------------------------------------------------------------------------
Wisconsin -- 5.9%
   15,000,000   Appleton, Wisconsin Redevelopment Authority Revenue
                   (Fox Cities Perform Arts Center B) VRDN 1.80% due
                   06/01/2036 (a) .........................................     15,000,000
    3,900,000   Douglas County, Wisconsin BAN 2.75% due 12/01/2002 ........      3,913,469
    5,000,000   Greendale, Wisconsin School District TRAN 3.10% due
                   08/23/2002 .............................................      5,007,610
    1,900,000   Janesville, Wisconsin IDR (Lamson & Session Co.
                   Project) VRDN 1.82% due 09/01/2007 (a) .................      1,900,000
    6,000,000   Plymouth, Wisconsin IDR (Great Lake Cheese Inc.
                   Project) VRDN 1.95% due 08/01/2004 (a) .................      6,000,000
    4,100,000   Shorewood, Wisconsin School District TRAN 3.13% due
                   09/04/2002 .............................................      4,107,232
    3,845,000   Sturtevant, Wisconsin IDR (Andis Co. Project - Series A)
                   VRDN 1.95% due 12/01/2016 (a) ..........................      3,845,000
   14,000,000   West Allis, Wisconsin Revenue State Fair Park
                   Exposition VRDN 1.73% due 08/01/2028 (a) ...............     14,000,000
    6,750,000   Wisconsin School District (Cash Flow Management
                   Program Certificate Partnership - Series A-1) TRAN
                   3.25% due 09/25/2002 ...................................      6,768,019
   12,730,000   Wisconsin State (Series 2000-A) CP 1.40% due
                   06/03/2002 .............................................     12,730,000

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------

                                                                                  Value
   Face Amount                             Issue                                (Note 1a)
-------------------------------------------------------------------------------------------
Wisconsin (continued)
 $  10,435,000   Wisconsin State (Series 2002-A) CP 1.30% due
                    05/03/2002 ..........................................    $   10,435,000
                 Wisconsin State (Series 2000-C) CP:
    35,000,000      1.30% due 05/07/2002 ................................        35,000,000
    20,000,000      1.70% due 07/17/2002 ................................        20,000,000
                 Wisconsin State (Petroleum) CP:
    15,000,000      1.35% due 05/01/2002 ................................        15,000,000
    25,000,000      1.30% due 05/21/2002 ................................        25,000,000
    25,000,000      1.75% due 07/17/2002 ................................        25,000,000
                 Wisconsin State GO CP:
     8,000,000      1.35% due 05/01/2002 ................................         8,000,000
    15,000,000      1.35% due 05/01/2002 ................................        15,000,000
     9,500,000      1.30% due 05/07/2002 ................................         9,500,000
    15,000,000      1.70% due 07/17/2002 ................................        15,000,000
    10,390,000   Wisconsin State Economic Service (Series C) CP 1.65%
                    due 07/08/2002 ......................................        10,390,000
-------------------------------------------------------------------------------------------
Wyoming -- 0.2%
                 Laramie County, Wyoming IDR (Cheyenne Light Fuel &
                    Power Co.) VRDN:
     3,500,000      (Series 97-B) 1.85% due 09/01/2021 (a) ..............         3,500,000
     5,000,000      (Series 97-A) 1.85% due 03/01/2027 (a) ..............         5,000,000
-------------------------------------------------------------------------------------------
                 Total Investments (Cost $4,382,727,421*) -- 98.0% ......     4,382,727,421
-------------------------------------------------------------------------------------------
                 Other Assets Less Liabilities -- 2.0% ..................        91,283,774
-------------------------------------------------------------------------------------------
                 Net Assets .............................................    $4,474,011,195
===========================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at April 30, 2002. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

*    Cost for federal income tax purposes.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
April 30, 2002
--------------------------------------------------------------------------------
Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt



BAN       Bond Anticipation Notes     GO      General Obligation         PCR      Pollution Control Revenue
CP        Commercial Paper            IDA     Industrial Development     RAN      Revenue Anticipation Notes
                                              Authority
DDN       Daily Demand Notes          IDB     Industrial Development     TAW      Tax Anticipation Warrant
                                              Board
EDA       Economic Development        IDC     Industrial Development     TRAN     Tax Revenue Anticipation
          Authority                           Corporation                         Notes
EDR       Economic Development        IDR     Industrial Development     VRDN     Variable Rate Demand Notes
          Revenue                             Revenue
FXRDN     Fixed Rate Demand Notes     M/F     Multi-Family

--------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
April 30, 2002
--------------------------------------------------------------------------------

Assets:
Total investments, at amortized cost and value (Note 1a) .........   $4,382,727,421
Cash .............................................................        2,155,287
Receivable for investments sold ..................................       74,505,000
Interest receivable ..............................................       14,842,137
                                                                     --------------
   Total assets ..................................................    4,474,229,845
                                                                     --------------
Liabilities:
Advisory fee payable (Note 2) ....................................          202,071
Accrued expenses .................................................           16,579
                                                                     --------------
   Total liabilities .............................................          218,650
                                                                     --------------
Net Assets applicable to investors' interests ....................   $4,474,011,195
                                                                     ==============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals ..........   $4,474,011,195
                                                                     ==============

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Operations
For the Period January 14, 2002 (Commencement of Operations) to April 30, 2002
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) .......................    $20,370,640
                                                                  -----------
Expenses:
Investment advisory fee (Note 2) .............................        668,975
Accounting and custodian services ............................         29,040
                                                                  -----------
   Total expense .............................................        698,015
                                                                  -----------
   Net investment income .....................................     19,672,625
   Net realized loss from investment transactions ............         (1,530)
                                                                  -----------
Net Increase in Net Assets Resulting From Operations .........    $19,671,095
                                                                  ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Statement of Changes in Net Assets
For the Period January 14, 2002 (Commencement of Operations) to April 30, 2002
--------------------------------------------------------------------------------

Increase in Net Assets:

Operations:
Net investment income .....................................................    $   19,672,625
Net realized loss from investment transactions ............................            (1,530)
                                                                               --------------
Net increase in net assets resulting from operations ......................        19,671,095
                                                                               --------------

Capital Transactions:
Assets contributed by Merrill Lynch Institutional Tax-Exempt Fund (Note 3)      4,386,624,176
Contributions from feeders ................................................        81,181,087
Withdrawals from feeders ..................................................       (13,499,496)
                                                                               --------------
Net increase in net assets from capital transactions ......................     4,454,305,767
                                                                               --------------
Net increase in net assets ................................................     4,473,976,862

Net Assets:
Beginning of period .......................................................            34,333
                                                                               --------------
End of period .............................................................    $4,474,011,195
                                                                               ==============

--------------------------------------------------------------------------------
Master Institutional Tax-Exempt Fund
Supplementary Data
For the Period January 14, 2002 (Commencement of Operations) to April 30, 2002
--------------------------------------------------------------------------------

Ratio of expenses to average net assets ..............................................          .05%(1)
Ratio of net investment income, including realized and unrealized gains and losses, to
 average net assets ..................................................................         1.47%(1)
Net Assets, end of period (000) ......................................................   $4,474,011

(1) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Master Institutional Money Market Trust (the "Master Trust") was organized on October 12, 2001, as a business trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 as an open-end management company. The Declaration of Trust permits the Trustees to issue unlimited beneficial interests in the Master Trust. Beneficial interests in the Master Trust are issued solely in private placement transactions to accredited investors. The Master Trust consists of three series, Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund, (collectively, the "Master Funds").

     The Master Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with accounting principles generally accepted in the United States of America.

     (a) The value of the Master Premier Institutional and Master Institutional Funds portfolio securities is determined on the basis of fair value as determined in good faith by the Board of Trustees (the "Trustees") of the Master Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P. ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Master Institutional Tax-Exempt portfolio securities are carried at amortized cost which approximates market value.

     For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

     (b) The Master Funds are treated as partnerships for Federal tax purposes. No provision is made by the Master Funds for federal or state taxes on any taxable income of the Master Funds because each investor in the Master Funds is ultimately responsible for the payment of any taxes. Since the Master Funds' investors are regulated investment companies that invest substantially all of their assets in the Master Funds, the Master Funds normally must satisfy the applicable source of income and diversification requirements under the Internal Revenue Code in order for their respective investors to satisfy them.

     (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

     (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

     (e) Repurchase agreements -- The Master Premier Institutional Fund and the Master Institutional Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the

--------------------------------------------------------------------------------
Master Institutional Money Market Trust
Notes to Financial Statements -- Continued
--------------------------------------------------------------------------------

security at a mutually agreed upon time and price. The funds takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

2. Investment Advisory Fees and Other Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc. manages each Master Fund's investments under the overall supervision of The Board of Trustees of The Master Trust. Each Master Fund pays FAM a fee at the annual rate of 0.05% of average daily net assets.

     All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Transfer of Assets

Investment operations began on January 14, 2002 with a contribution of investment assets, and related accounts, from Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, and Merrill Lynch Institutional Tax-Exempt Fund of $43,644,470,766, $11,548,477,701, and
$4,386,624,176, respectively, in an exchange for an interest in Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax Exempt Fund, respectively, including unrealized appreciation of $61,157,652, $13,877,641, and $0. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and Investors of
Master Institutional Money Market Trust:

We have audited the accompanying statements of assets and liabilities of Master Institutional Money Market Trust (the "Master Trust"), consisting of Master Premier Institutional Fund, Master Institutional Fund, and Master Institutional Tax-Exempt Fund (the "Master Funds"), each a separate series of the Master Trust, including the schedules of investments, as of April 30, 2002 and the related statements of operations, changes in net assets, and supplementary data for the period January 14, 2002 (commencement of operations) to April 30, 2002. These financial statements and supplementary data are the responsibility of the Master Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of each of the respective Master Funds of Master Institutional Money Market Trust as of April 30, 2002, and the results of their operations, the changes in their net assets and the supplementary data for the period from January 14, 2002 (commencement of operations) to April 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts

June 7, 2002

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                                                                                                                        Other
                       Position(s)   Length                                                                          Directorships
                       Held with     of Time                                                                            Held by
Name, Address & Age      Trust       Served    Principal Occupation(s) During Past 5 Years                              Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*        President      19       Chairman, Americas Region since 2001, and Executive Vice President of      None
800 Scudders Mill Road    and        years     FAM and MLIM since 1983; President, Merrill Lynch Mutual Funds since
Plainsboro, NJ 08536    Trustee                1999; President of FAMD since 1986 and Director thereof since 1991;
Age: 61                                        Executive Vice President and Director of Princeton Services, Inc.
                                               since 1993; President of Princeton Administrators, L.P. since 1988;
                                               Director of Financial Data Services ("FDS") since 1985
------------------------------------------------------------------------------------------------------------------------------------
*    Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice
     President of Princeton Services; and President of Princeton Administrators, L.P. His term as Trustee is unlimited. Mr. Glenn has been President since June of 2001. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Other
                        Position(s)  Length                                                                     Directorships
                        Held with    of Time                                                                       Held by
Name, Address & Age       Trust      Served*            Principal Occupation(s) During Past 5 Years                Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
A. Bruce Brackenridge    Trustee       10      Group Executive of J.P. Morgan & Co., Inc. (banking) and Morgan      None
9 Elm Lane                            years    Guaranty Trust Company from 1979 to 1991 and an employee of J.P.
Bronxville, NY 10708                           Morgan in various capacities from 1952 to 1991.
Age: 71
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Cabot, Jr.    Trustee       25      Partner of the law firm Sullivan & Worcestor and associated with     None
One Post Office Square                years    that firm since 1966.
Boston, MA 02109
Age: 71
------------------------------------------------------------------------------------------------------------------------------------
James T. Flynn           Trustee       7       Chief Financial Officer of J.P. Morgan & Co., Inc. from 1990 to  Mercury Funds, Inc.,
340 East 72nd Street                  years    1995 and an employee of J.P. Morgan in various capacities from   Mercury Master Trust
New York, NY 10021                             1967 to 1995.                                                      and Mercury V.I.
Age: 62                                                                                                             Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Todd Goodwin             Trustee       25      General Partner of Gibbons, Goodwin, van Amerongen (investment    Wells Aluminum Co.,
600 Madison Avenue                    years    banking firm) since 1984.                                           The Rival Co.,
New York, NY 10022                                                                                               U.S. Energy Systems
Age: 70                                                                                                           and John Manville
                                                                                                                     Corporation

                                                                                                                   Other
                        Position(s)  Length                                                                     Directorships
                        Held with    of Time                                                                       Held by
Name, Address & Age       Trust      Served*            Principal Occupation(s) During Past 5 Years                Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (Continued)
------------------------------------------------------------------------------------------------------------------------------------
George W. Holbrook,     Trustee       25     Managing Partner of Bradley Resources Company (private investment     Thoratec
Jr. 107 John Street                  years   company) and associated with that firm and its predecessors since   Laboratories
Southport, CT 06490                          1953.                                                                Corporation
Age: 71
------------------------------------------------------------------------------------------------------------------------------------
W. Carl Kester          Trustee        7     James R. Williston Professor of Business Administration of         Mercury Funds, Inc.,
Harvard Business School              years   Harvard University Graduate School of Business since 1997, having  Mercury Master Trust
Morgan Hall                                  been MBA Class of 1958 Professor of Business Administration of       and Mercury V.I.
393 Soldiers Field                           Harvard University Graduate School of Business Administration          Funds, Inc.
Boston, MA 02163                             since 1981; Independent Consultant since 1978.
Age: 50
------------------------------------------------------------------------------------------------------------------------------------
* The Trustee's term is unlimited.
------------------------------------------------------------------------------------------------------------------------------------
Trust Officers* and Portfolio Managers
------------------------------------------------------------------------------------------------------------------------------------
Barry F.X. Smith
 Senior Vice President
John Ng
 Vice President & Portfolio Manager
Kevin Schiatta
 Vice President & Portfolio Manager
P. Michael Walsh
 Vice President & Portfolio Manager
William M. Breen
 Treasurer
Phillip S. Gillespie
 Secretary
------------------------------------------------------------------------------------------------------------------------------------
* Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
Further information about the Trust's Officers and Trustees is available in the
Trust's Statement of Additional Information, which can be obtained without charge by calling 1-800-225-1576.
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center -- 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Funds seek to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Funds. Statements and other information herein are as dated and subject to change.

#WWAN602

[LOGO] Merrill Lynch
Investment Managers

MERRILL LYNCH FUNDS
FOR INSTITUTIONS SERIES
-----------------------

Annual Report

  Merrill Lynch Premier
    Institutional Fund

  Merrill Lynch
    Institutional Fund

  Merrill Lynch
    Government Fund

  Merrill Lynch
    Treasury Fund

  Merrill Lynch Institutional
    Tax-Exempt Fund

April 30, 2002